MassMutual Short-Duration Bond Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 78.6%

CORPORATE DEBT — 43.8%
Aerospace & Defense — 0.5%
Boeing Co.
6.298% 5/01/29	$717,000	$743,220
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC
5.303% 9/06/29	630,000	617,389
General Motors Financial Co., Inc.
5.800% 1/07/29	366,000	373,368
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	366,237
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	815,000	766,029
		2,123,023
Banks — 8.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,578,654
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,141,416
Bank of America Corp.
4.450% 3/03/26	400,000	398,342
Barclays PLC
5.200% 5/12/26	440,000	440,502
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	445,000	449,312
BPCE SA, (Acquired 5/21/24, Cost $430,000),
5.281% 5/30/29 (a) (b)	430,000	430,716
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a)	596,000	615,791
Danske Bank AS 1 yr. CMT + 0.730%
1.549% VRN 9/10/27 (a)	400,000	378,314
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28	625,000	636,471
HSBC Holdings PLC 1 day USD SOFR + 3.350%
7.390% VRN 11/03/28	350,000	370,950
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30	445,000	446,772
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29	600,000	583,859
Lloyds Banking Group PLC 1 yr. CMT + 0.850%
5.087% VRN 11/26/28	238,000	238,264
Macquarie Group Ltd. 1 day USD SOFR + 1.069%
1.340% VRN 1/12/27 (a)	804,000	774,822
Morgan Stanley 1 day USD SOFR + 1.630%
5.449% VRN 7/20/29	739,000	747,256
NatWest Group PLC 1 yr. CMT + 0.900%
1.642% VRN 6/14/27	415,000	395,991

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30	$400,000	$388,911
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a)	807,000	767,264
Synovus Bank
5.625% 2/15/28	653,000	654,166
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29	515,000	550,688
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	875,000	841,546
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29	369,000	374,644
		13,204,651
Beverages — 0.3%
JDE Peet's NV
1.375% 1/15/27 (a)	510,000	473,371
Chemicals — 1.5%
Celanese US Holdings LLC
6.165% STEP 7/15/27	307,000	311,575
6.600% STEP 11/15/28	560,000	573,637
MEGlobal Canada ULC
5.000% 5/18/25 (a) (c)	1,050,000	1,047,322
Yara International ASA
4.750% 6/01/28 (a)	389,000	383,214
		2,315,748
Commercial Services — 1.0%
Element Fleet Management Corp.
5.643% 3/13/27 (a)	450,000	456,489
Triton Container International Ltd.
2.050% 4/15/26 (a)	1,040,000	996,568
		1,453,057
Computers — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	363,000	371,162
Diversified Financial Services — 2.2%
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29	375,000	390,668
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	312,000	308,243
5.750% 11/15/29 (a)	430,000	435,248
BGC Group, Inc.
4.375% 12/15/25	1,340,000	1,327,409
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	113,000	116,269
REC Ltd.
2.250% 9/01/26 (a)	800,000	762,217
		3,340,054
Electric — 1.8%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	459,432

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	$1,630,000	$1,556,232
Engie SA
5.250% 4/10/29 (a)	395,000	396,235
Pacific Gas & Electric Co.
5.550% 5/15/29	405,000	411,605
		2,823,504
Entertainment — 0.7%
Warnermedia Holdings, Inc.
4.054% 3/15/29	1,075,000	1,000,233
Food — 1.1%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	805,000	764,520
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	973,035
		1,737,555
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28	385,000	391,591
Health Care - Services — 0.2%
Centene Corp.
2.450% 7/15/28	425,000	382,461
Home Furnishing — 0.4%
LG Electronics, Inc.
5.625% 4/24/27 (a)	250,000	252,859
5.625% 4/24/29 (a)	288,000	291,783
		544,642
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (c)	369,000	370,273
Insurance — 3.7%
Arthur J Gallagher & Co.
4.850% 12/15/29	117,000	116,463
Athene Global Funding
1.730% 10/02/26 (a)	935,000	885,566
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	375,000	378,162
CNO Global Funding
2.650% 1/06/29 (a)	475,000	429,422
Corebridge Global Funding
4.900% 12/03/29 (a)	405,000	402,064
Enstar Group Ltd.
4.950% 6/01/29	400,000	393,064
GA Global Funding Trust
5.500% 1/08/29 (a)	890,000	898,797
Jackson National Life Global Funding
4.600% 10/01/29 (a)	216,000	210,010
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429),
3.800% 3/01/28 (b) (c)	825,000	794,884

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	$1,154,000	$1,131,194
		5,639,626
Internet — 0.8%
Prosus NV
3.257% 1/19/27 (a)	1,250,000	1,195,152
Investment Companies — 5.7%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	454,561
3.950% 7/15/26 (a)	880,000	854,101
ARES Capital Corp.
2.875% 6/15/28	475,000	437,850
5.950% 7/15/29	430,000	434,784
ARES Strategic Income Fund
6.350% 8/15/29 (a)	770,000	783,736
Blackstone Private Credit Fund
2.625% 12/15/26	813,000	774,743
Blackstone Secured Lending Fund
2.750% 9/16/26	525,000	503,897
Blue Owl Capital Corp.
8.450% 11/15/26	375,000	393,043
Blue Owl Credit Income Corp.
4.700% 2/08/27	783,000	771,813
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	881,000	886,400
Golub Capital BDC, Inc.
2.500% 8/24/26	1,115,000	1,062,134
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (c)	425,000	432,274
6.750% 1/30/29 (a)	522,000	536,047
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	400,000	378,710
		8,704,093
Lodging — 0.5%
Las Vegas Sands Corp.
6.000% 8/15/29	735,000	744,545
Machinery - Construction & Mining — 0.7%
Weir Group PLC
2.200% 5/13/26 (a)	1,036,000	996,133
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	385,000	339,466
Paramount Global
3.700% 6/01/28	950,000	894,373
		1,233,839
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	420,000	413,653

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.8%
Helmerich & Payne, Inc.
4.850% 12/01/29 (a) (c)	$760,000	$736,081
Occidental Petroleum Corp.
5.200% 8/01/29	425,000	421,665
Parkland Corp.
5.875% 7/15/27 (a)	455,000	450,664
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,220,000	1,166,891
		2,775,301
Packaging & Containers — 0.3%
Smurfit Kappa Treasury ULC
5.200% 1/15/30 (a)	440,000	442,455
Pharmaceuticals — 1.3%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	525,000	504,883
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,150,000	1,133,635
Viatris, Inc.
2.300% 6/22/27	416,000	390,111
		2,028,629
Pipelines — 0.5%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	385,000	390,432
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	394,453
		784,885
Private Equity — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	966,000	919,116
Real Estate Investment Trusts (REITS) — 4.3%
EPR Properties
3.750% 8/15/29	175,000	162,129
4.500% 6/01/27	900,000	884,611
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	1,026,706
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	450,000	450,007
Omega Healthcare Investors, Inc.
4.750% 1/15/28	389,000	383,734
Piedmont Operating Partnership LP
9.250% 7/20/28	800,000	877,778
Store Capital LLC
2.750% 11/18/30	300,000	258,906
4.500% 3/15/28	925,000	896,784
Sun Communities Operating LP
5.500% 1/15/29	430,000	433,054
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	395,000	383,262
Vornado Realty LP
2.150% 6/01/26	403,000	383,751

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WEA Finance LLC
3.500% 6/15/29 (a)	$500,000	$460,949
		6,601,671
Retail — 0.5%
Advance Auto Parts, Inc.
1.750% 10/01/27	475,000	424,083
5.900% 3/09/26	343,000	345,378
		769,461
Savings & Loans — 0.2%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	291,261
Semiconductors — 0.4%
Intel Corp.
3.750% 3/25/27	300,000	292,666
SK Hynix, Inc.
5.500% 1/16/27 (a)	300,000	302,377
		595,043
Software — 0.3%
AppLovin Corp.
5.125% 12/01/29	390,000	389,047
Telecommunications — 0.7%
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	1,100,000	1,097,800

TOTAL CORPORATE DEBT (Cost $67,203,404)		66,896,255

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.8%
Automobile Asset-Backed Securities — 1.9%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	335,269
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	505,415
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,021,398
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	400,000	397,578
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	700,000	703,843
		2,963,503
Commercial Mortgage-Backed Securities — 2.1%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (d)	1,015,000	684,532
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.713% FRN 1/15/36 (a)	2,106,000	1,944,067

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.263% FRN 1/15/36 (a)	$760,000	$654,334
		3,282,933
Credit Card Asset-Backed Securities — 0.7%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	1,000,000	1,011,492
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.888% FRN 10/25/34	43,514	42,144
Other Asset-Backed Securities — 20.0%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.712% FRN 9/15/41 (a)	27,046	26,781
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
6.429% FRN 10/20/31 (a)	2,352,000	2,357,040
Affirm Asset Securitization Trust, Series 2024-B, Class A
4.620% 9/15/29 (a)	1,000,000	993,609
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
6.132% FRN 10/18/31 (a)	500,000	500,275
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
6.429% FRN 10/20/31 (a)	3,700,000	3,707,097
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,435,911
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	454,964	443,306
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.256% FRN 10/15/31 (a)	1,000,000	1,001,175
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	502,762
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	560,560
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	930,707	907,287
Equify ABS LLC, Series 2024-1A, Class A
5.430% 4/18/33 (a)	671,962	672,101
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
5.901% FRN 5/20/36 (a)	1,000,000	1,002,671
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,731,399	1,439,180
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	648,333	585,694
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,374,516	1,223,776
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	684,873	682,381
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	459,373	397,049
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	90,435	78,729
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	218,840	197,262
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	140,727	129,860
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	73,478	65,607

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	$593,716	$543,316
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	419,329	405,968
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	1,757,143	1,291,490
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	487,590	454,392
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	76,058	73,983
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.078% FRN 7/15/34 (a)	500,000	501,088
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
6.288% FRN 7/25/30 (a)	1,375,000	1,377,999
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (a)	688,934	664,731
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	313,329	311,407
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	800,000	797,686
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	669,356	674,539
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
6.006% FRN 7/15/37 (a)	1,000,000	1,001,126
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	98,698	97,556
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
6.312% FRN 4/18/33 (a)	750,000	750,234
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.926% FRN 10/15/35 (a)	750,000	751,073
		30,606,701
Student Loans Asset-Backed Securities — 5.7%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
5.199% FRN 3/28/68	280,438	260,027
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
6.103% FRN 11/26/46 (a)	273,491	272,929
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	187,065
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	78,040
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	66,931
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	32,003
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	132,001
Goal Structured Solutions Trust, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
6.183% FRN 9/25/43 (a)	100,000	88,947
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,160,699
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	677,271
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
5.903% FRN 2/25/67 (a)	1,000,000	945,381
SLM Student Loan Trust

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 5.625% FRN 7/25/55	$367,408	$345,352
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	388,896	365,896
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 5.695% FRN 10/25/40	390,253	356,142
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 5.720% FRN 6/15/38	149,438	141,929
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.755% FRN 1/25/55	263,685	250,679
Series 2004-1 Class B, 90 day USD SOFR Average + 0.762% 5.945% FRN 7/25/39	232,574	222,078
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 5.612% FRN 9/15/34 (a)	3,635	3,635
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.248% FRN 9/15/53 (a)	850,430	861,960
SoFi Alternative Trust, Series 2019-C, Class PT,
5.046% VRN 1/25/45 (a) (d)	1,297,540	1,256,628
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	781,110
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
5.745% FRN 10/25/40	219,156	190,535
		8,677,238
Whole Loan Collateral Collateralized Mortgage Obligations — 4.4%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.565% VRN 8/25/34 (d)	4,027	4,009
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% VRN 10/25/69 (a) (d)	743,520	735,253
Series 2024-INV2, Class A3, 5.441% VRN 10/25/69 (a) (d)	743,520	735,262
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
6.530% VRN 2/25/34 (d)	24,414	23,396
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (d)	1,222,000	932,097
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (d)	2,247,000	1,647,546
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	2,129,000	2,090,843
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (d)	488,469	486,345
		6,654,751

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,832,586)		53,238,762

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.144% 6.441% FRN 3/01/37	38,548	39,039

TOTAL BONDS & NOTES (Cost $124,075,273)		120,174,056

TOTAL LONG-TERM INVESTMENTS (Cost $124,075,273)		120,174,056

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 21.1%

Commercial Paper — 17.0%
Bell Telephone Co. of Canada or Bell Canada
4.838% 1/06/25 (a)	$3,000,000	$2,997,785
DTE Electric Co.
4.788% 1/24/25	4,000,000	3,988,067
Eversource Energy
4.805% 1/13/25 (a)	3,000,000	2,995,184
Fortive Corp.
4.786% 1/06/25 (a)	2,000,000	1,998,507
Penske Truck Leasing Co. LP
4.822% 2/12/25	3,000,000	2,983,236
Ryder System, Inc.
4.818% 1/06/25	2,000,000	1,998,507
Societe Generale SA
4.351% 1/02/25 (a)	2,000,000	1,999,519
Tampa Electric Co.
4.834% 1/13/25 (a)	2,000,000	1,996,860
4.867% 1/06/25 (a)	2,000,000	1,998,554
Volkswagen Financial Services
4.735% 2/24/25 (a)	3,000,000	2,978,894
		25,935,113

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (f)	1,361,125	1,361,125

	Principal Amount
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	$4,889,437	4,889,437

TOTAL SHORT-TERM INVESTMENTS (Cost $32,187,212)		32,185,675

TOTAL INVESTMENTS — 99.7% (Cost $156,262,485) (h)		152,359,731

Other Assets/(Liabilities) — 0.3%		496,046

NET ASSETS — 100.0%		$152,855,777

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $101,639,960 or 66.49% of net assets.
(b)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $1,225,600 or 0.80% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,965,178 or 1.29% of net assets. The Fund received $645,524 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(g)	Maturity value of $4,890,184. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $4,987,231.
(h)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/25	390	$80,140,115	$47,542
Short
U.S. Treasury Ultra 10 Year	3/20/25	22	$(2,482,835)	$33,960
U.S. Treasury Note 5 Year	3/31/25	240	(25,609,876)	96,751
				$130,711

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 82.5%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.5%
Automobile Asset-Backed Securities — 13.6%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E
2.540% 7/13/27 (a)	$4,700,000	$4,686,804
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	1,333,226	1,338,099
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	772,332	741,757
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.450% 1/16/29	2,975,119	2,943,240
Series 2021-3, Class C, 1.470% 1/15/27	68,278	68,181
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,512,729	1,480,046
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	2,747,556	2,732,225
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	3,600,108	3,549,777
Ford Credit Auto Owner Trust, Series 2018-1, Class C
3.490% 7/15/31 (a)	3,500,000	3,497,728
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,097,474
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	1,997,641	1,978,027
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	3,000,000	3,044,762
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	3,000,000	3,016,471
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	934,584	939,473
		31,114,064
Commercial Mortgage-Backed Securities — 3.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
6.194% FRN 7/15/35 (a)	1,150,000	1,145,688
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
6.445% FRN 12/15/37 (a)	250,836	250,836
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,187,316
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 6.762% FRN 7/15/38 (a)	1,145,028	1,147,889
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.212% FRN 7/15/38 (a)	1,585,423	1,593,174
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
6.696% FRN 2/15/39 (a)	900,000	855,171

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
6.674% FRN 5/25/38 (a)	$1,010,520	$1,012,098
		8,192,172
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
5.068% FRN 4/25/36	792,896	781,187
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.713% FRN 3/25/37	177,650	174,490
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,563,433	1,553,408
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284%
4.623% FRN 1/25/37	54,097	53,536
		2,562,621
Other Asset-Backed Securities — 24.7%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.712% FRN 9/15/41 (a)	29,074	28,790
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	1,148,404	1,158,301
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	45,431	44,964
Series 2024-X2, Class A, 5.220% 12/17/29 (a)	1,000,000	1,001,541
Series 2023-A, Class 1A, 6.610% 1/18/28 (a)	10,710,000	10,729,004
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	819,674	821,546
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,250,000	2,266,057
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	2,188,568	2,208,141
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	1,224,235	1,234,176
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	83,627	83,326
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,261,354	1,233,762
Series 2022-C, Class A, 5.320% 10/17/35 (a)	57,099	57,105
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,559,400	1,561,446
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	968,852	965,366
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	1,759,693	1,658,983
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	3,146,575	3,159,426
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	741,788	734,169
LL ABS Trust, Series 2022-1A, Class B
5.050% 11/15/29 (a)	100,166	100,154
Marlette Funding Trust, Series 2022-2A, Class B
5.500% 8/15/32 (a)	186,274	186,292
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	405,982	395,987
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	103,286	100,549
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	4,062,611	3,875,797

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	$2,296,446	$2,215,768
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	3,548,174	3,527,924
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	3,000,000	3,004,372
Series 2024-8, Class A, 5.331% 1/15/32 (a)	3,311,338	3,323,997
Series 2024-5, Class A, 6.278% 10/15/31 (a)	1,115,432	1,129,136
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	4,489,828	4,540,690
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	1,100,000	1,096,819
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	784,973	791,051
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	2,529,238	2,542,963
Reach ABS Trust, Series 2024-1A, Class A
6.300% 2/18/31 (a)	577,936	581,554
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	334,290	334,855
		56,694,011
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust
2.836% 1/15/50 (a)	1,375,000	1,373,589
Student Loans Asset-Backed Securities — 5.5%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	117,475	87,999
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,291
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 5.353% FRN 1/25/47 (a)	112,554	107,825
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.789% FRN 6/28/39 (a)	142,407	127,278
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	28,335	27,874
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	3,474,057	3,136,561
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	703,095	655,309
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264%
5.833% FRN 3/25/66 (a)	933,316	939,852
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.188% FRN 3/23/37	523,365	506,785
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.244% FRN 6/25/41	112,706	102,016
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.645% FRN 1/25/38	269,434	232,049
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.795% FRN 10/25/40	545,845	539,773
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 6/25/41 (a)	295,000	287,631
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.300% FRN 12/15/39	151,336	134,917
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.350% FRN 3/15/40	473,018	429,908

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.645% FRN 1/25/70	$103,000	$96,407
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	200,789	188,914
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.665% FRN 1/25/41	188,900	176,564
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.755% FRN 1/25/55	158,211	150,407
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.915% FRN 10/25/64	98,713	93,464
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 5.382% FRN 7/15/36 (a)	455,636	455,417
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	3,503,040	3,492,751
SoFi Alternative Trust, Series 2019-C, Class PT,
5.046% VRN 1/25/45 (a) (b)	328,076	317,731
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	350,423	343,877
		12,639,600
Whole Loan Collateral Collateralized Mortgage Obligations — 6.4%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (b)	1,841,353	1,700,579
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b)	382,401	368,363
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	592,392	566,084
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	6,780,362	6,099,819
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b)	272,858	256,281
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.613% FRN 11/25/36	144,869	143,370
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	532,787	432,814
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.403% FRN 2/25/60 (a)	221,644	215,592
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	681,378	593,527
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	2,409,602	2,153,840
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	851,789
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	559,876	549,239
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (b)	755,634	644,744
		14,576,041

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $128,335,221)		127,152,098

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (c) — 6.2%
Whole Loans — 6.2%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 5.369% FRN 10/25/41 (a)	$414,814	$414,821
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 5.419% FRN 11/25/41 (a)	910,072	909,705
Series 2022-DNA1, Class M1A, 30 day USD SOFR Average + 1.000% 5.569% FRN 1/25/42 (a)	403,514	403,619
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.869% FRN 2/25/42 (a)	1,423,501	1,428,182
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 6.383% FRN 1/25/50 (a)	258,955	259,793
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 6.569% FRN 4/25/42 (a)	1,870,225	1,894,153
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 6.783% FRN 9/25/48 (a)	58,870	58,992
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 7.684% FRN 6/25/42 (a)	1,903,143	1,958,613
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 6.460% FRN 6/25/43 (a)	924,177	935,710
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 6.469% FRN 4/25/42 (a)	413,033	415,712
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.069% FRN 4/25/43 (a)	1,963,806	1,999,820
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 7.510% FRN 6/25/42 (a)	3,376,550	3,483,680
		14,162,800

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,031,902)		14,162,800

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bonds & Notes — 20.8%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	788,067	433,353
0.125% 2/15/52	1,020,519	552,944
0.250% 2/15/50	736,662	429,273
0.625% 2/15/43	205,940	150,774
0.750% 2/15/42	977,851	748,815
0.750% 2/15/45	1,260,023	912,457
0.875% 2/15/47	784,578	567,224
1.000% 2/15/46	666,090	501,400
1.000% 2/15/48	448,014	329,630
1.000% 2/15/49	508,032	369,994
1.375% 2/15/44	677,195	563,202
1.500% 2/15/53	743,323	595,111
1.750% 1/15/28	1,205,376	1,196,509
2.125% 2/15/40	511,144	493,029
2.125% 2/15/41	663,039	641,175
2.125% 2/15/54	514,255	475,932
2.500% 1/15/29	955,630	972,365
3.375% 4/15/32	355,664	384,923
3.875% 4/15/29	480,025	514,819

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	$2,444,060	$2,428,938
0.125% 1/15/30	2,331,034	2,117,011
0.125% 7/15/30	2,400,723	2,163,746
0.125% 1/15/31	2,546,397	2,259,827
0.125% 7/15/31	2,119,896	1,865,941
0.125% 1/15/32	2,049,678	1,776,592
0.250% 7/15/29	1,480,812	1,371,425
0.500% 1/15/28	1,919,520	1,834,944
0.625% 7/15/32	2,607,360	2,330,097
0.750% 7/15/28 (d)	1,534,150	1,473,488
0.875% 1/15/29	750,060	716,109
1.125% 1/15/33	2,543,232	2,339,036
1.250% 4/15/28	2,104,700	2,050,573
1.375% 7/15/33	2,878,944	2,693,053
1.625% 10/15/29	1,906,023	1,874,538
1.750% 1/15/34	1,745,696	1,673,562
1.875% 7/15/34	804,768	779,816
2.125% 4/15/29	2,092,046	2,095,165
2.375% 10/15/28	2,988,595	3,034,863
		47,711,653

TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,454,684)		47,711,653

TOTAL BONDS & NOTES (Cost $193,821,807)		189,026,551

TOTAL LONG-TERM INVESTMENTS (Cost $193,821,807)		189,026,551

SHORT-TERM INVESTMENTS — 17.3%
Commercial Paper — 16.1%
DTE Energy Co.
4.679% 1/21/25 (a)	1,000,000	997,351
Eversource Energy
4.856% 1/10/25 (a)	5,000,000	4,993,836
L3Harris Technologies, Inc.
4.813% 1/02/25 (a)	4,000,000	3,999,006
Microchip Technology, Inc.
4.766% 1/30/25 (a)	5,000,000	4,980,708
OGE Energy Corp.
4.878% 1/15/25 (a)	5,000,000	4,990,594
Tampa Electric Co.
4.803% 1/07/25 (a)	5,000,000	4,995,781
4.805% 1/13/25 (a)	4,000,000	3,993,719
4.835% 1/15/25 (a)	3,000,000	2,994,561
TELUS Corp.
4.816% 5/21/25 (a)	5,000,000	4,909,917
		36,855,473
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (e)	2,813,181	2,813,181

TOTAL SHORT-TERM INVESTMENTS (Cost $39,670,042)		39,668,654

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.8% (Cost $233,491,849) (f)	$228,695,205

Other Assets/(Liabilities) — 0.2%	379,678

NET ASSETS — 100.0%	$229,074,883

Abbreviation Legend

FRN	Floating Rate Note^
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $167,155,333 or 72.97% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $2,813,610. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,869,617.
(f)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	3/20/25	4	$491,045	$(15,420)
Short
U.S. Treasury Long Bond	3/20/25	6	$(698,840)	$15,777
U.S. Treasury Note 10 Year	3/20/25	15	(1,647,256)	16,006
U.S. Treasury Ultra 10 Year	3/20/25	1	(112,857)	1,544
U.S. Treasury Note 2 Year	3/31/25	259	(53,219,650)	(33,178)
U.S. Treasury Note 5 Year	3/31/25	21	(2,240,863)	8,465
				$8,614

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$8,611	$—	$8,611
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	14,890	—	14,890
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	44,823	—	44,823
							$68,324	$—	$68,324

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/30/25	USD	64,812,301	$(419,490)	$—	$(419,490)
Fed Funds + 29.1 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	5/29/25	USD	64,532,093	(640,982)	—	(640,982)
Fed Funds + 25.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/25	USD	14,021,051	(199,177)	—	(199,177)
Fed Funds + 28.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/25	USD	33,000,001	(364,423)	—	(364,423)
								$(1,624,072)	$—	$(1,624,072)

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.7%

CORPORATE DEBT — 36.7%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,360,203
6.858% 5/01/54	718,000	763,124
		2,123,327
Agriculture — 0.2%
Imperial Brands Finance PLC
5.875% 7/01/34 (a)	1,935,000	1,928,361
Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	240,919	237,507
Series 2024-1, Class AA, 5.450% 8/15/38	853,000	854,190
		1,091,697
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC
5.303% 9/06/29	2,745,000	2,690,054
General Motors Co.
5.150% 4/01/38	1,295,000	1,191,526
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	2,025,000	2,001,834
Volkswagen Group of America Finance LLC
4.600% 6/08/29 (a)	1,146,000	1,103,633
4.950% 8/15/29 (a)	900,000	878,204
		7,865,251
Banks — 6.4%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	4,040,000	3,291,553
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,025,000	1,793,738
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (c)	1,500,000	1,496,470
5 yr. CMT + 5.431% 8.000% VRN (c)	3,118,000	3,225,803
BNP Paribas SA 5 yr. CMT + 3.196%
4.625% VRN (a) (c)	2,675,000	2,512,757
BPCE SA, (Acquired 10/12/21, Cost $1,830,000), 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (d)	1,830,000	1,514,378
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (c)	2,485,000	2,464,789
10 yr. CMT + 2.757% 7.000% VRN (c)	1,904,000	2,007,911
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28	4,583,000	4,667,117
HSBC Holdings PLC
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32	1,985,000	2,008,141

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 3.298% 6.875% VRN (c)	$1,269,000	$1,263,204
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (c)	1,925,000	1,924,972
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	1,975,000	1,766,655
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (c)	1,775,000	1,788,964
5 yr. CMT + 3.913% 8.000% VRN (b) (c)	2,050,000	2,128,210
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	3,410,000	2,915,598
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	3,540,000	2,879,199
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	2,435,000	2,365,784
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	3,455,000	2,972,394
NatWest Group PLC
5 yr. CMT + 5.625% 6.000% VRN (b) (c)	1,950,000	1,939,469
5 yr. CMT + 2.937% 7.300% VRN (c)	1,000,000	986,152
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c)	1,652,000	1,578,344
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	2,440,000	2,319,856
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b) (c)	1,975,000	1,996,678
Synovus Bank
5.625% 2/15/28	2,451,000	2,455,376
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	4,377,000	4,562,236
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c)	1,695,000	1,749,495
		62,575,243
Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	697,000	675,493
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	1,417,000	1,377,502
5.750% 3/02/63	1,065,000	1,021,397
		2,398,899
Chemicals — 0.5%
Celanese US Holdings LLC
6.600% STEP 11/15/28	2,425,000	2,484,051
Dow Chemical Co.
5.600% 2/15/54 (b)	1,121,000	1,058,839
Huntsman International LLC
2.950% 6/15/31	1,750,000	1,458,673
		5,001,563
Computers — 0.2%
Kyndryl Holdings, Inc.
6.350% 2/20/34	1,445,000	1,503,305
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	3,175,000	2,766,439

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.720% 6.950% VRN 3/10/55	$364,000	$374,619
Ally Financial, Inc.
1 day USD SOFR + 1.730% 5.543% VRN 1/17/31	1,151,000	1,134,764
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29	1,150,000	1,198,047
Apollo Global Management, Inc.
5.800% 5/21/54	1,949,000	1,957,242
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	2,745,000	2,630,382
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	1,770,000	1,641,323
4.950% 1/15/28 (a)	2,505,000	2,482,249
5.750% 11/15/29 (a)	2,060,000	2,085,139
BGC Group, Inc.
6.600% 6/10/29	3,110,000	3,186,039
Blue Owl Finance LLC
3.125% 6/10/31	2,825,000	2,478,088
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c)	3,320,000	3,211,087
		25,145,418
Electric — 1.8%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55	2,598,000	2,668,444
Cleveland Electric Illuminating Co.
5.950% 12/15/36	864,000	874,029
Emera, Inc. 3 mo. USD LIBOR + 5.440%
6.750% VRN 6/15/76	2,600,000	2,613,491
Entergy Mississippi LLC
5.850% 6/01/54	775,000	781,302
Entergy Texas, Inc.
5.800% 9/01/53	2,242,000	2,242,266
MidAmerican Energy Co.
5.300% 2/01/55	777,000	733,984
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,865,000	1,774,246
RWE Finance US LLC
5.875% 4/16/34 (a)	2,560,000	2,567,832
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	2,163,000	2,064,111
5 yr. CMT + 4.550% 4.875% VRN (c)	1,690,000	1,668,008
		17,987,713
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.279% 3/15/32	3,670,000	3,234,030
5.141% 3/15/52	1,370,000	1,017,916
		4,251,946
Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	2,180,000	1,923,739
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	3,215,000	2,646,623
4.250% 2/01/27 (a)	1,720,000	1,682,031
		6,252,393

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	$2,190,000	$2,337,675
Health Care - Services — 0.9%
Centene Corp.
3.000% 10/15/30	2,875,000	2,480,828
Cigna Group
4.800% 7/15/46	1,615,000	1,379,958
HCA, Inc.
5.900% 6/01/53	2,215,000	2,090,318
Humana, Inc.
5.750% 4/15/54	1,305,000	1,209,438
UnitedHealth Group, Inc.
5.750% 7/15/64	1,521,000	1,477,897
		8,638,439
Insurance — 6.6%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c)	4,400,000	4,208,658
Allstate Corp., (Acquired 11/30/18, Cost $3,292,364), 3 mo. USD Term SOFR + 3.200%
7.723% VRN 8/15/53 (d)	3,220,000	3,220,448
Arthur J Gallagher & Co.
5.000% 2/15/32	346,000	341,493
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,727,770
Athene Global Funding
2.673% 6/07/31 (a)	2,635,000	2,238,685
Athene Holding Ltd. 5 yr. CMT + 2.607%
6.625% VRN 10/15/54	2,670,000	2,655,063
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	2,450,000	2,299,828
Beacon Funding Trust
6.266% 8/15/54 (a)	2,495,000	2,463,972
CNO Financial Group, Inc.
6.450% 6/15/34	2,483,000	2,565,289
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	5,159,000	5,294,267
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	2,244,000	2,142,776
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (b)	2,400,000	2,367,171
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (c)	1,480,000	1,471,443
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	2,535,000	2,500,946
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,275,000	3,163,016
6.750% 3/15/54 (a)	2,379,000	2,414,248
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a)	596,000	623,418
Kemper Corp.
3.800% 2/23/32	1,440,000	1,266,913
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	2,070,000	1,969,834
Markel Group, Inc.
6.000% 5/16/54	2,217,000	2,195,486

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MetLife Capital Trust IV
7.875% 12/15/67 (a)	$1,520,000	$1,657,843
Pine Street Trust III
6.223% 5/15/54 (a)	2,655,000	2,679,173
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,555,000	3,914,066
4.450% 5/12/27 (a)	69,000	67,636
4.750% 4/08/32 (a)	90,000	82,330
6.875% 4/15/34 (a)	4,181,000	4,368,961
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,069,442
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500%
6.814% FRN 1/08/29 (a)	3,276,000	3,272,396
		64,242,571
Investment Companies — 3.2%
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	923,180
3.950% 7/15/26 (a) (b)	5,650,000	5,483,715
8.500% 5/18/25 (a)	1,185,000	1,195,136
ARES Capital Corp.
5.875% 3/01/29	1,572,000	1,585,309
ARES Strategic Income Fund
6.350% 8/15/29 (a)	3,131,000	3,186,854
Blackstone Private Credit Fund
2.625% 12/15/26	3,635,000	3,463,950
Blackstone Secured Lending Fund
2.750% 9/16/26	1,950,000	1,871,618
Blue Owl Credit Income Corp.
4.700% 2/08/27	2,970,000	2,927,565
5.800% 3/15/30 (a)	2,720,000	2,678,949
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	2,083,000	2,095,767
Golub Capital BDC, Inc.
2.500% 8/24/26	2,635,000	2,510,067
6.000% 7/15/29	1,961,000	1,959,406
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (b)	1,815,000	1,846,063
		31,727,579
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	1,865,000	1,476,956
6.484% 10/23/45	1,925,000	1,818,967
Discovery Communications LLC
4.125% 5/15/29	725,000	675,469
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	1,337,000	1,292,321
6.875% 4/30/36	1,760,000	1,781,900
7.875% 7/30/30	1,000,000	1,082,442
Time Warner Cable LLC
6.750% 6/15/39	960,000	940,884
		9,068,939
Oil & Gas — 2.8%
BP Capital Markets PLC

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 1.674% 6.125% VRN (c)	$2,595,000	$2,549,752
5 yr. CMT + 2.153% 6.450% VRN (b) (c)	1,150,000	1,181,407
EQT Corp.
7.000% STEP 2/01/30	1,514,000	1,607,995
Expand Energy Corp.
5.700% 1/15/35	1,334,000	1,309,299
Helmerich & Payne, Inc.
5.500% 12/01/34 (a) (b)	3,630,000	3,446,573
Occidental Petroleum Corp.
5.375% 1/01/32	1,250,000	1,223,939
6.050% 10/01/54	2,611,000	2,477,290
Ovintiv, Inc.
6.500% 8/15/34	885,000	916,772
6.500% 2/01/38	1,380,000	1,405,073
7.100% 7/15/53	2,479,000	2,638,472
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,185,000	2,089,882
5.150% 11/15/29 (b)	1,925,000	1,877,054
7.150% 10/01/33 (b)	925,000	969,304
Petroleos Mexicanos
5.350% 2/12/28	845,000	772,312
6.375% 1/23/45	585,000	391,424
6.500% 3/13/27	295,000	285,198
6.625% 6/15/38	202,000	147,358
Santos Finance Ltd.
6.875% 9/19/33 (a)	1,825,000	1,937,671
		27,226,775
Oil & Gas Services — 0.2%
NOV, Inc.
3.950% 12/01/42	2,603,000	1,931,581
Pharmaceuticals — 1.2%
Bayer US Finance LLC
6.500% 11/21/33 (a)	1,925,000	1,958,512
CVS Health Corp.
5.050% 3/25/48	1,650,000	1,360,501
5.875% 6/01/53	675,000	619,204
6.125% 9/15/39	895,000	874,196
5 yr. CMT + 2.886% 7.000% VRN 3/10/55	2,965,000	2,974,949
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,369,492	1,357,541
Utah Acquisition Sub, Inc.
5.250% 6/15/46	3,370,000	2,837,475
		11,982,378
Pipelines — 1.4%
Energy Transfer LP
5.950% 5/15/54	1,041,000	1,006,384
5 yr. CMT + 5.306% 7.125% VRN (c)	2,750,000	2,759,903
EnLink Midstream Partners LP
5.050% 4/01/45	625,000	537,093
5.450% 6/01/47	2,215,000	1,993,305
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	2,000,000	1,954,228
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.895% VRN (c)	2,590,000	2,570,787

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Western Midstream Operating LP
5.450% 11/15/34	$2,625,000	$2,535,529
		13,357,229
Private Equity — 1.1%
Brookfield Finance, Inc.
5.968% 3/04/54	1,386,000	1,400,913
Hercules Capital, Inc.
2.625% 9/16/26	3,352,000	3,189,314
3.375% 1/20/27	4,080,000	3,901,170
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	634,110
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	2,442,000	1,593,933
		10,719,440
Real Estate Investment Trusts (REITS) — 2.5%
Broadstone Net Lease LLC
2.600% 9/15/31	3,401,000	2,808,846
EPR Properties
3.600% 11/15/31	880,000	769,951
3.750% 8/15/29	1,650,000	1,528,643
4.500% 6/01/27	2,675,000	2,629,261
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	4,280,000	3,906,047
Piedmont Operating Partnership LP
6.875% 7/15/29	1,325,000	1,361,357
9.250% 7/20/28	1,872,000	2,054,001
Service Properties Trust
4.950% 10/01/29	1,320,000	1,050,001
Store Capital LLC
4.500% 3/15/28	700,000	678,648
4.625% 3/15/29	5,140,000	4,951,180
WEA Finance LLC
2.875% 1/15/27 (a)	3,145,000	2,993,065
		24,731,000
Semiconductors — 0.1%
Intel Corp.
5.600% 2/21/54	1,080,000	947,087
Software — 0.7%
AppLovin Corp.
5.375% 12/01/31	2,450,000	2,450,637
Electronic Arts, Inc.
2.950% 2/15/51	1,680,000	1,052,788
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,524,081
Oracle Corp.
5.375% 9/27/54	2,075,000	1,912,572
		6,940,078
Telecommunications — 0.7%
AT&T, Inc.
3.550% 9/15/55	4,963,000	3,338,041

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sprint Capital Corp.
8.750% 3/15/32	$2,015,000	$2,405,715
T-Mobile USA, Inc.
6.000% 6/15/54	1,477,000	1,497,044
		7,240,800

TOTAL CORPORATE DEBT (Cost $372,108,532)		359,892,180

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.7%
Automobile Asset-Backed Securities — 2.0%
Exeter Automobile Receivables Trust
Series 2024-5A, Class C, 4.640% 1/15/30	2,000,000	1,979,733
Series 2024-5A, Class D, 5.060% 2/18/31	3,500,000	3,443,202
Ford Credit Floorplan Master Owner Trust A, Series 2024-4, Class B
4.610% 9/15/31 (a)	5,000,000	4,969,927
Hyundai Auto Receivables Trust, Series 2024-C, Class C
4.860% 2/17/32	3,000,000	2,952,982
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.930% 3/15/30 (a)	3,000,000	2,969,838
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,640,402
		19,956,084
Commercial Mortgage-Backed Securities — 6.3%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (e)	3,165,000	1,706,984
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (e)	3,150,000	2,382,385
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (e)	4,800,000	3,366,586
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	3,100,000	1,912,099
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (e)	16,248,000	12,533,025
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (e)	3,790,000	2,849,325
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (e)	1,300,000	1,283,687
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	600,000	562,409
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,037,076
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.461% VRN 4/12/42 (a) (e)	1,900,000	1,472,999
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (e)	1,200,000	1,169,017
Series 2015-CR23, Class C, 4.332% VRN 5/10/48 (e)	1,050,000	991,057
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 6.762% FRN 10/15/43 (a)	3,365,000	3,002,468
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.262% FRN 10/15/43 (a)	1,162,000	964,571
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (e)	1,357,000	1,035,261
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.146% FRN 2/15/39 (a)	3,500,000	3,423,538
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 6.496% FRN 2/15/39 (a)	5,800,000	5,651,585

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.696% FRN 2/15/39 (a)	$3,200,000	$3,040,609
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.874% VRN 10/13/33 (a) (e)	3,300,000	3,236,277
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.262% FRN 3/15/38 (a)	2,021,699	1,971,161
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	840,703
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (e)	1,278,000	791,242
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
6.613% FRN 7/15/39 (a)	4,879,000	3,606,576
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	360,915
Series 2021-FCMT, Class B, 1 mo. USD Term SOFR + 1.964% 6.363% FRN 5/15/31 (a)	3,000,000	2,933,956
		62,125,511
Home Equity Asset-Backed Securities — 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074%
5.413% FRN 11/25/33	1,131,419	1,139,057
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
5.653% FRN 11/25/35 (a)	118,337	117,821
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,419,354	1,405,936
		2,662,814
Other Asset-Backed Securities — 10.8%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	837,533	750,938
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
6.755% FRN 7/25/37 (a)	2,000,000	2,006,662
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
6.117% FRN 1/20/33 (a)	1,750,000	1,750,665
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
6.481% FRN 7/10/37 (a)	1,000,000	1,004,626
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
5.952% FRN 4/18/35 (a)	1,000,000	1,001,702
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
6.844% FRN 7/25/37 (a)	1,700,000	1,711,798
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
6.147% FRN 7/20/37 (a)	2,000,000	2,018,312
Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.912% FRN 10/20/37 (a)	2,000,000	2,004,000
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.256% FRN 10/15/31 (a)	2,000,000	2,002,350
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,475,000	2,358,406

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	$550,516	$492,768
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	484,270	417,864
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 6.021% FRN 10/20/37 (a)	3,350,000	3,369,554
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 6.097% FRN 7/16/37 (a)	2,650,000	2,662,903
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, 3 mo. USD Term SOFR + 1.390%
6.025% FRN 10/15/37 (a)	5,000,000	5,037,435
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
6.137% FRN 4/20/37 (a)	3,000,000	3,020,001
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
6.441% FRN 5/20/36 (a)	500,000	500,830
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600%
6.114% FRN 11/22/31 (a)	1,000,000	1,001,929
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
6.152% FRN 10/20/34 (a)	3,000,000	3,000,189
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,833,945	1,524,419
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	716,952	647,684
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	338,796	305,177
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	690,717	614,968
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (e)	892,287	803,656
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
6.317% FRN 1/20/31 (a)	1,300,000	1,302,785
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	280,430	250,471
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	320,931	277,390
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	96,087	83,649
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	295,729	266,571
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	77,247	68,972
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	564,590	516,663
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
7.567% FRN 7/20/36 (a)	1,000,000	1,009,697
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550%
6.167% FRN 7/20/36 (a)	1,350,000	1,352,970
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,335,026	1,292,320
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	880,350	845,612
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
6.017% FRN 1/19/34 (a)	2,250,000	2,253,215
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,708,880
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	809,073
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
7.082% FRN 4/18/36 (a)	700,000	701,784

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.236% FRN 4/15/37 (a)	$2,000,000	$2,014,116
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	116,138	107,897
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	251,760	236,820
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	103,324	100,505
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912%
6.568% FRN 10/14/35 (a)	1,350,000	1,351,420
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700%
6.347% FRN 7/16/35 (a)	2,500,000	2,502,327
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
6.131% FRN 10/18/37 (a)	5,000,000	5,009,515
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
6.890% FRN 7/25/37 (a)	1,500,000	1,511,473
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.729% FRN 10/20/34 (a)	550,000	550,239
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.021% FRN 10/30/34 (a)	2,000,000	2,002,462
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
6.376% FRN 4/25/32 (a)	1,100,000	1,101,478
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
6.007% FRN 10/20/37 (a)	4,000,000	4,013,956
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
6.046% FRN 7/15/39 (a)	2,000,000	2,013,164
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.506% FRN 1/15/37 (a)	750,000	750,360
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	400,995	384,992
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	25,059	24,905
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	530,611	482,626
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,155,498	1,162,543
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.178% FRN 4/17/37 (a)	2,000,000	2,008,716
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,500,000	4,445,177
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
6.579% FRN 1/20/31 (a)	2,440,000	2,443,426
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,190,346	3,053,581
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,448,504	1,400,880
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	484,133	450,332
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
6.529% FRN 10/20/32 (a)	1,100,000	1,101,013
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,108,740	1,031,660
Voya CLO Ltd.
Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.370% 5.819% FRN 10/15/37 (a)	5,000,000	5,033,530

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862% 6.479% FRN 1/20/35 (a)	$500,000	$501,247
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,355,602	942,290
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.926% FRN 10/15/35 (a)	4,750,000	4,756,797
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	407,888	402,716
		105,641,051
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
4.831% 10/15/29 (a)	3,250,000	3,174,569
Student Loans Asset-Backed Securities — 1.8%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,111,686	1,021,053
Series 2019-A, Class C, 4.460% 12/28/48 (a)	743,114	696,172
Education Loan Asset-Backed Trust I
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 5.683% FRN 11/25/33 (a)	421,331	418,326
Series 2003-1, Class A2, 6.041% FRN 2/01/43 (a) (e)	1,300,000	1,203,406
Series 2003-2, Class 2A1, 6.258% FRN 8/01/43 (a) (e)	1,950,000	1,819,683
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (e)	600,000	516,736
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (e)	600,000	516,593
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	704,350
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,172,743
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 10/25/50 (a)	975,000	933,795
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 5/26/54 (a)	1,130,000	1,099,784
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
5.512% FRN 2/15/45	661,892	593,288
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	1,409,044	1,325,711
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.755% FRN 1/25/55	767,084	729,248
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,448,890
SoFi Alternative Trust, Series 2019-C, Class PT,
5.046% VRN 1/25/45 (a) (e)	1,523,919	1,475,868
		17,675,646
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.565% VRN 8/25/34 (e)	13,961	13,900
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,670,000	1,157,425
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% VRN 10/25/69 (a) (e)	1,982,721	1,960,674
Series 2024-INV2, Class A3, 5.441% VRN 10/25/69 (a) (e)	1,982,721	1,960,699

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	$4,159,837	$3,302,196
GS Mortgage-Backed Securities Trust, Series 2024-PJ8, Class B2,
6.919% VRN 2/25/55 (a) (e)	2,989,248	3,028,731
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (e)	2,488,316	1,973,740
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	3,723,000	2,697,851
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (e)	5,273,000	4,218,516
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e)	1,840,000	1,295,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.921% VRN 11/25/48 (a) (e)	18,559	17,477
		21,626,809

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $254,140,051)		232,862,484

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Mexico Government International Bond
4.750% 3/08/44	1,778,000	1,349,076

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,788,846)		1,349,076

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 30.6%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	32,439	33,361
Pass-Through Securities — 30.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,950,777	3,113,526
Pool #RA4255 2.000% 1/01/51	8,011,874	6,334,022
Pool #RA5576 2.500% 7/01/51	6,567,062	5,418,880
Pool #SD0905 3.000% 3/01/52	3,137,394	2,692,422
Pool #RA2483 3.500% 6/01/50	4,355,795	3,886,327
Pool #Z40047 4.000% 10/01/41	58,301	55,191
Pool #SD1523 4.000% 8/01/52	4,473,896	4,125,848
Pool #SD1603 4.000% 9/01/52	2,890,853	2,648,794
Pool #SD8245 4.500% 9/01/52	2,561,296	2,413,738
Pool #SD8257 4.500% 10/01/52	1,801,947	1,698,136
Pool #SD8266 4.500% 11/01/52	6,596,351	6,216,331
Pool #SD8268 5.500% 11/01/52	4,279,353	4,236,565
Pool #SD4364 5.500% 10/01/53	4,793,894	4,757,945
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	5,802,325	4,760,650
Pool #FM8596 2.500% 9/01/51	2,034,704	1,678,957
Pool #FS3035 2.500% 4/01/52	7,267,862	5,999,423
Pool #MA3029 3.000% 6/01/32	1,186,022	1,134,351
Pool #MA3090 3.000% 8/01/32	408,850	390,552
Pool #FS1075 3.000% 3/01/52	3,193,419	2,743,495
Pool #CB3304 3.000% 4/01/52	4,963,778	4,264,426
Pool #CB3305 3.000% 4/01/52	5,894,743	5,056,858
Pool #AS1304 3.500% 12/01/28	254,355	250,188
Pool #MA1356 3.500% 2/01/43	2,871,111	2,609,996

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA6096 3.500% 6/01/50	$5,944,823	$5,270,651
Pool #FM4017 3.500% 8/01/50	290,982	259,529
Pool #CB3842 3.500% 6/01/52	9,432,517	8,406,301
Pool #MA4626 4.000% 6/01/52	9,680,477	8,861,585
Pool #CA1909 4.500% 6/01/48	1,848,740	1,762,453
Pool #CB3866 4.500% 6/01/52	5,045,402	4,779,959
Pool #CB4129 4.500% 7/01/52	4,558,510	4,303,013
Pool #MA4733 4.500% 9/01/52	3,644,132	3,434,191
Pool #AD6437 5.000% 6/01/40	156,417	156,170
Pool #AD6996 5.000% 7/01/40	997,087	994,548
Pool #AL8173 5.000% 2/01/44	396,632	395,158
Pool #MA4785 5.000% 10/01/52	1,356,200	1,311,786
Pool #MA4806 5.000% 11/01/52	4,269,103	4,129,295
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	10,414	10,592
Pool #781468 6.500% 7/15/32	1,066	1,088
Pool #781496 6.500% 9/15/32	4,625	4,711
Pool #781124 7.000% 12/15/29	1,655	1,681
Pool #781319 7.000% 7/15/31	34,927	35,629
Pool #581417 7.000% 7/15/32	5,644	5,723
Pool #565982 7.000% 7/15/32	9,416	9,650
Pool #441009 8.000% 11/15/26	21	21
Pool #522777 8.000% 12/15/29	2,052	2,088
Pool #523043 8.000% 3/15/30	79	81
Pool #529134 8.000% 3/15/30	920	943
Pool #477036 8.000% 4/15/30	88	90
Pool #503157 8.000% 4/15/30	7,828	8,021
Pool #528714 8.000% 4/15/30	737	756
Pool #544640 8.000% 11/15/30	6,544	6,719
Pool #531298 8.500% 8/15/30	167	170
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,295,454	2,000,721
Pool #MA6283 3.000% 11/20/49	4,158,254	3,621,743
Pool #MA6409 3.000% 1/20/50	4,339,144	3,777,937
Pool #MA4321 3.500% 3/20/47	2,583,059	2,337,598
Pool #MA8647 5.000% 2/20/53	3,624,408	3,520,610
Pool #MA8725 5.000% 3/20/53	3,667,749	3,562,709
Pool #MA8947 5.000% 6/20/53	2,027,246	1,972,990
Pool #MA8429 5.500% 11/20/52	5,621,537	5,583,167
Pool #MA8648 5.500% 2/20/53	1,412,128	1,404,255
Pool #MA8801 5.500% 4/20/53	4,459,803	4,434,937
Pool #MA8879 5.500% 5/20/53	3,947,558	3,925,548
Pool #MA8948 5.500% 6/20/53	1,259,021	1,249,247
Pool #MA9171 5.500% 9/20/53	3,652,876	3,624,518
Pool #MA9241 5.500% 10/20/53	3,248,197	3,230,086
Pool #MA9488 5.500% 2/20/54	2,227,873	2,209,186
Government National Mortgage Association II, TBA
2.500% 1/20/55 (g)	3,900,000	3,252,213
3.000% 1/20/55 (g)	12,100,000	10,481,557
3.500% 1/20/55 (g)	9,280,000	8,286,698
4.500% 1/20/55 (g)	2,000,000	1,889,675
5.000% 1/20/55 (g)	11,500,000	11,153,607
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/55 (g)	6,300,000	4,894,312
2.500% 1/01/55 (g)	28,575,000	23,239,507
3.500% 1/01/55 (g)	13,150,000	11,619,256
4.000% 1/01/55 (g)	6,075,000	5,547,234
4.500% 1/01/55 (g)	3,625,000	3,406,933

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 1/01/55 (g)	$20,500,000	$19,770,487
5.500% 1/01/55 (g)	19,400,000	19,132,491
6.000% 1/01/55 (g)	10,300,000	10,345,867
		300,114,312

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $317,288,915)		300,147,673

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds & Notes — 7.6%
U.S. Treasury Bonds
2.250% 8/15/49 (h)	35,050,000	21,716,917
3.000% 8/15/52	8,000,000	5,746,632
4.125% 8/15/53	570,000	508,424
4.500% 2/15/44	19,600,000	18,727,187
4.750% 11/15/43	5,910,000	5,838,948
4.750% 11/15/53	8,730,000	8,636,538
U.S. Treasury Notes
3.875% 8/15/33	2,000,000	1,904,546
4.000% 2/15/34 (b)	240,000	229,918
4.250% 2/28/31	12,000,000	11,866,776
		75,175,886

TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,214,065)		75,175,886

TOTAL BONDS & NOTES (Cost $1,025,540,409)		969,427,299

TOTAL LONG-TERM INVESTMENTS (Cost $1,025,540,409)		969,427,299

SHORT-TERM INVESTMENTS — 15.0%
Commercial Paper — 14.1%
American Honda Finance Corp.
4.780% 3/12/25	5,000,000	4,954,156
4.782% 3/13/25	5,000,000	4,953,520
4.813% 3/06/25	5,000,000	4,957,976
CRH America Finance, Inc.
4.810% 2/27/25 (a)	4,000,000	3,970,304
DTE Energy Co.
4.679% 1/21/25 (a)	2,000,000	1,994,702
Enbridge US, Inc.
4.793% 1/27/25 (a)	5,000,000	4,982,499
Entergy Corp.
4.773% 2/10/25 (a)	3,000,000	2,984,314
Eversource Energy
4.708% 1/21/25 (a)	5,000,000	4,986,971
4.856% 1/10/25 (a)	11,000,000	10,986,440
4.887% 1/09/25 (a)	4,000,000	3,995,565
Microchip Technology, Inc.
4.766% 1/30/25 (a)	7,000,000	6,972,992
4.816% 2/07/25 (a)	8,000,000	7,960,812
Mosaic Co.
4.727% 1/09/25 (a)	6,000,000	5,993,238

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OGE Energy Corp.
4.878% 1/15/25 (a)	$5,000,000	$4,990,594
Penske Truck Leasing Co. LP
4.836% 5/28/25	5,000,000	4,903,601
Phillips 66
4.672% 1/03/25 (a)	4,000,000	3,998,498
Societe Generale SA
4.351% 1/02/25 (a)	7,000,000	6,998,317
Tampa Electric Co.
4.803% 1/07/25 (a)	8,000,000	7,993,249
4.805% 1/13/25 (a)	2,000,000	1,996,860
4.834% 1/13/25 (a)	3,000,000	2,995,289
4.835% 1/15/25 (a)	4,000,000	3,992,748
TELUS Corp.
4.816% 5/21/25 (a)	15,000,000	14,729,750
TransCanada PipeLines Ltd.
4.684% 1/22/25 (a)	5,000,000	4,986,111
4.713% 1/27/25 (a)	1,000,000	996,575
Volkswagen Financial Services
5.016% 1/06/25 (a)	10,000,000	9,992,536
		138,267,617

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (i)	6,796,918	6,796,918

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (j)	$1,928,357	1,928,357

TOTAL SHORT-TERM INVESTMENTS (Cost $147,001,302)		146,992,892

TOTAL INVESTMENTS — 113.7% (Cost $1,172,541,711) (k)		1,116,420,191

Other Assets/(Liabilities) — (13.7)%		(134,697,372)

NET ASSETS — 100.0%		$981,722,819

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $443,392,349 or 45.16% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $15,903,876 or 1.62% of net assets. The Fund received $9,457,615 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $4,734,826 or 0.48% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(j)	Maturity value of $1,928,652. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $1,966,926.
(k)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/25	200	$23,424,685	$(655,935)
U.S. Treasury Note 2 Year	3/31/25	400	82,194,989	48,761
U.S. Treasury Note 5 Year	3/31/25	210	22,411,588	(87,604)
				$(694,778)

MassMutual Diversified Bond Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.9%

CORPORATE DEBT — 28.3%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$105,000	$97,159
6.858% 5/01/54	142,000	150,924
		248,083
Airlines — 0.2%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	44,205	43,579
Series 2024-1, Class AA, 5.450% 8/15/38	163,000	163,228
		206,807
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
5.303% 9/06/29	115,000	112,698
General Motors Co.
5.200% 4/01/45	170,000	147,403
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	240,000	237,254
		497,355
Banks — 5.6%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	230,000	187,390
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	345,000	305,600
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (c)	375,000	337,251
5 yr. CMT + 5.431% 8.000% VRN (c)	290,000	300,027
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (c)	375,000	316,081
BPCE SA, (Acquired 10/12/21, Cost $450,000), 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (d)	450,000	372,388
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	240,000	238,048
10 yr. CMT + 2.757% 7.000% VRN (c)	171,000	180,332
Citizens Financial Group, Inc. 1 day USD SOFR + 2.325%
6.645% VRN 4/25/35	261,000	275,150
Discover Bank 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28	468,000	476,590
HSBC Holdings PLC
6.500% 9/15/37	125,000	127,506
7.350% 11/27/32	215,000	229,398
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39	240,000	239,688

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (c)	$475,000	$474,993
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	175,000	156,539
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c)	405,000	420,451
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	250,000	213,754
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	210,000	170,800
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	140,000	136,020
NatWest Group PLC 5 yr. CMT + 2.937%
7.300% VRN (b) (c)	435,000	428,976
Nordea Bank Abp 5 yr. CMT + 4.110%
6.625% VRN (a) (c)	275,000	275,831
Societe Generale SA 5 yr. USD ICE Swap + 5.873%
8.000% VRN (a) (b) (c)	325,000	328,567
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30	240,000	241,774
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	358,000	373,151
		6,806,305
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	100,000	91,968
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	126,000	122,488
5.750% 3/02/63	110,000	105,496
		227,984
Chemicals — 0.1%
Dow Chemical Co.
5.600% 2/15/54 (b)	112,000	105,789
Computers — 0.3%
Kyndryl Holdings, Inc.
6.350% 2/20/34	311,000	323,549
Diversified Financial Services — 1.4%
Ally Financial, Inc.
7 yr. CMT + 3.481% 4.700% VRN (c)	200,000	174,787
1 day USD SOFR + 3.260% 6.992% VRN 6/13/29	110,000	114,596
Apollo Global Management, Inc.
5.800% 5/21/54	176,000	176,744
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	220,000	210,814
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	280,000	259,644
BGC Group, Inc.
4.375% 12/15/25	245,000	242,698
6.600% 6/10/29	225,000	230,501

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c)	$320,000	$309,503
		1,719,287
Electric — 0.7%
AES Corp. 5 yr. CMT + 2.890%
6.950% VRN 7/15/55	67,000	65,527
Cleveland Electric Illuminating Co.
5.950% 12/15/36	110,000	111,277
Elwood Energy LLC
8.159% 7/05/26	38,447	35,756
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	355,000	337,725
Pacific Gas & Electric Co.
4.300% 3/15/45	120,000	95,756
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54	247,000	249,759
		895,800
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	205,000	180,647
5.141% 3/15/52	110,000	81,731
		262,378
Food — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.750% 3/15/34	242,000	255,858
7.250% 11/15/53	195,000	214,854
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	280,000	230,499
4.250% 2/01/27 (a)	85,000	83,123
		784,334
Health Care - Services — 0.9%
Centene Corp.
3.000% 10/15/30	280,000	241,611
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	445,000	345,300
Humana, Inc.
5.750% 4/15/54	123,000	113,993
Radiology Partners, Inc.
7.775% 1/31/29 (a)	326,617	322,534
UnitedHealth Group, Inc.
5.750% 7/15/64	93,000	90,365
		1,113,803
Insurance — 5.5%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c)	776,000	742,254
Allstate Corp., (Acquired 7/02/19, Cost $687,600), 3 mo. USD Term SOFR + 3.200%
7.723% VRN 8/15/53 (d)	640,000	640,089
Ascot Group Ltd.
4.250% 12/15/30 (a)	335,000	285,829

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Holding Ltd.
6.250% 4/01/54	$170,000	$170,292
5 yr. CMT + 2.607% 6.625% VRN 10/15/54	250,000	248,601
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	300,000	281,612
Brighthouse Financial, Inc.
3.850% 12/22/51	430,000	279,553
CNO Financial Group, Inc.
6.450% 6/15/34	118,000	121,911
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	450,000	461,799
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	680,000	670,698
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b) (c)	305,000	303,236
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	220,000	217,045
Global Atlantic Fin Co.
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	715,000	690,552
6.750% 3/15/54 (a)	61,000	61,904
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	190,000	180,806
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (c) (d)	169,000	184,519
Markel Group, Inc.
6.000% 5/16/54	194,000	192,117
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	245,404
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	90,000	77,336
4.750% 4/08/32 (a)	590,000	539,717
USF&G Capital I
8.500% 12/15/45 (a)	95,000	100,095
		6,695,369
Investment Companies — 2.4%
Antares Holdings LP
2.750% 1/15/27 (a)	345,000	323,348
3.750% 7/15/27 (a)	355,000	335,886
ARES Capital Corp.
5.875% 3/01/29	157,000	158,329
ARES Strategic Income Fund
6.350% 8/15/29 (a)	420,000	427,493
Blackstone Private Credit Fund
4.950% 9/26/27 (a)	157,000	155,102
Blackstone Secured Lending Fund
2.750% 9/16/26	280,000	268,745
Blue Owl Capital Corp.
8.450% 11/15/26	280,000	293,472
Blue Owl Credit Income Corp.
4.700% 2/08/27	305,000	300,642
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	192,000	193,177
Golub Capital BDC, Inc.
2.500% 8/24/26	120,000	114,310
6.000% 7/15/29	258,000	257,790

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29 (b)	$134,000	$135,641
		2,963,935
Leisure Time — 0.8%
Sabre GLBL, Inc.
8.625% 6/01/27 (a) (b)	401,000	395,481
10.750% 11/15/29 (a) (b)	529,813	546,577
		942,058
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	330,000	261,338
CSC Holdings LLC
5.750% 1/15/30 (a)	200,000	113,773
Discovery Communications LLC
4.125% 5/15/29	225,000	209,628
Paramount Global
3.700% 6/01/28	225,000	211,825
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	304,000	293,841
Time Warner Cable LLC
4.500% 9/15/42	135,000	100,993
6.750% 6/15/39	85,000	83,308
		1,274,706
Mining — 0.3%
Anglo American Capital PLC
6.000% 4/05/54 (a)	330,000	325,762
Oil & Gas — 2.2%
Antero Resources Corp.
7.625% 2/01/29 (a)	74,000	75,751
BP Capital Markets PLC
5 yr. CMT + 1.674% 6.125% VRN (c)	240,000	235,815
5 yr. CMT + 2.153% 6.450% VRN (b) (c)	99,000	101,704
EQT Corp.
7.000% STEP 2/01/30	169,000	179,492
Expand Energy Corp.
5.700% 1/15/35	126,000	123,667
Occidental Petroleum Corp.
5.375% 1/01/32	110,000	107,707
6.050% 10/01/54	232,000	220,119
Ovintiv, Inc.
6.500% 8/15/34	55,000	56,975
6.500% 2/01/38	120,000	122,180
7.100% 7/15/53	315,000	335,264
Parkland Corp.
6.625% 8/15/32 (a)	315,000	311,724
Patterson-UTI Energy, Inc.
5.150% 11/15/29 (b)	235,000	229,147
7.150% 10/01/33 (b)	225,000	235,777
Petroleos Mexicanos
5.350% 2/12/28	190,000	173,656
6.375% 1/23/45	35,000	23,418
6.500% 3/13/27	65,000	62,840

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santos Finance Ltd.
3.649% 4/29/31 (a)	$125,000	$110,087
		2,705,323
Oil & Gas Services — 0.1%
NOV, Inc.
3.950% 12/01/42	189,000	140,249
Pharmaceuticals — 0.9%
Bayer US Finance LLC
6.500% 11/21/33 (a)	250,000	254,352
CVS Health Corp.
5.050% 3/25/48	85,000	70,086
5.875% 6/01/53	75,000	68,801
5 yr. CMT + 2.886% 7.000% VRN 3/10/55	251,000	251,842
CVS Pass-Through Trust
5.926% 1/10/34 (a)	142,655	141,411
7.507% 1/10/32 (a)	9,848	10,370
Utah Acquisition Sub, Inc.
5.250% 6/15/46	305,000	256,804
		1,053,666
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	185,000	193,443
Energy Transfer LP
5.950% 5/15/54	103,000	99,575
5 yr. CMT + 5.134% 6.750% VRN (c)	270,000	267,405
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.895% VRN (c)	200,000	198,517
		758,940
Private Equity — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	293,000	278,779
3.375% 1/20/27	255,000	243,823
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	120,000	82,710
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	113,000	73,757
		679,069
Real Estate Investment Trusts (REITS) — 2.0%
Broadstone Net Lease LLC
2.600% 9/15/31	340,000	280,802
EPR Properties
3.600% 11/15/31	215,000	188,113
3.750% 8/15/29	95,000	88,013
4.950% 4/15/28	75,000	73,720
Piedmont Operating Partnership LP
6.875% 7/15/29	170,000	174,665
9.250% 7/20/28	98,000	107,528
Service Properties Trust
4.950% 10/01/29	590,000	469,319
Store Capital LLC
4.500% 3/15/28	170,000	164,814

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.625% 3/15/29	$395,000	$380,489
Ventas Realty LP
5.700% 9/30/43	65,000	63,115
WEA Finance LLC
2.875% 1/15/27 (a)	195,000	185,579
3.500% 6/15/29 (a)	280,000	258,132
		2,434,289
Software — 0.1%
Oracle Corp.
5.375% 9/27/54	190,000	175,127
Telecommunications — 0.9%
AT&T, Inc.
3.550% 9/15/55	369,000	248,184
Consolidated Communications, Inc.
6.500% 10/01/28 (a)	261,000	251,113
Sable International Finance Ltd.
7.125% 10/15/32 (a)	322,000	315,508
Sprint Capital Corp.
8.750% 3/15/32	106,000	126,554
T-Mobile USA, Inc.
6.000% 6/15/54	140,000	141,900
		1,083,259

TOTAL CORPORATE DEBT (Cost $35,715,277)		34,515,194

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.6%
Commercial Mortgage-Backed Securities — 6.7%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.112% VRN 7/05/40 (a) (e)	530,000	488,529
Bank
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (e)	500,000	269,666
Series 2019-BN17, Class C, 4.507% VRN 4/15/52 (e)	331,000	280,274
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	500,000	308,403
Series 2020-IG1, Class D, 3.245% VRN 9/15/43 (e)	400,000	117,979
BGME Trust, Series 2021-VR, Class D,
2.995% VRN 1/10/43 (a) (e)	3,100,000	2,330,582
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
6.845% FRN 12/15/37 (a)	572,453	572,453
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	182,868
COMM Mortgage Trust, Series 2015-CR23, Class C,
4.332% VRN 5/10/48 (e)	110,000	103,825
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864%
7.262% FRN 10/15/43 (a)	998,000	828,435
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	421,699
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (a) (e)	630,000	523,847
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.564% VRN 8/15/47 (e)	217,438	214,670

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.262% FRN 3/15/38 (a)	$342,634	$334,069
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
6.613% FRN 7/15/39 (a)	864,000	638,672
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (e)	140,000	132,796
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 6.913% FRN 5/15/31 (a)	461,000	448,453
		8,197,220
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.888% FRN 10/25/34	57,439	55,631
Other Asset-Backed Securities — 8.4%
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
6.755% FRN 7/25/37 (a)	500,000	501,666
Canyon CLO Ltd., Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962%
6.618% FRN 10/15/34 (a)	500,000	500,573
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
6.097% FRN 7/16/37 (a)	500,000	502,434
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, 3 mo. USD Term SOFR + 1.390%
6.025% FRN 10/15/37 (a)	750,000	755,615
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	115,943	104,741
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	62,547	56,340
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	75,221	62,106
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	343,234	280,067
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
6.317% FRN 1/20/31 (a)	500,000	501,071
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	38,129	34,055
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	54,537	47,138
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	20,725	18,042
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	39,923	36,797
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	164,391
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	198,728
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	121,826	103,945
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	261,980
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	370,484
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	218,606	213,224
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
7.082% FRN 4/18/36 (a)	250,000	250,637

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.236% FRN 4/15/37 (a)	$500,000	$503,529
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	17,221	16,751
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
6.568% FRN 7/15/34 (a)	500,000	500,559
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
6.729% FRN 10/20/34 (a)	250,000	250,109
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	268,217
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.021% FRN 10/30/34 (a)	500,000	500,616
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
6.376% FRN 4/25/32 (a)	250,000	250,336
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	140,342	111,840
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
6.503% FRN 5/20/31 (a)	250,000	250,560
RR 36 Ltd., Series 2024-36RA, Class A2, 3 mo. USD Term SOFR + 2.012%
6.668% FRN 1/15/37 (a)	250,000	250,000
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	18,629	18,414
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	228,892	207,213
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	97,556	88,734
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.178% FRN 4/17/37 (a)	500,000	502,179
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
6.312% FRN 4/18/33 (a)	500,000	500,156
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
6.579% FRN 1/20/31 (a)	490,000	490,688
Thrust Engine Leasing DAC, Series 2021-1A, Class C
7.386% 7/15/40 (a)	161,378	150,111
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
6.529% FRN 10/20/32 (a)	250,000	250,230
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	247,153	237,457
		10,311,733
Student Loans Asset-Backed Securities — 2.3%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	148,866	136,078
Series 2019-A, Class C, 4.460% 12/28/48 (a)	111,097	104,079
Series 2019-A, Class D, 5.500% 12/28/48 (a)	78,067	69,685
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	29,261
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	489,407

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
5.304% FRN 8/25/42	$257,696	$233,939
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	135,081
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 5.883% FRN 3/25/67 (a)	250,000	232,479
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (e)	70,000	69,571
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.244% FRN 6/25/41	53,752	48,654
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 5.683% FRN 11/25/36 (a)	200,000	198,411
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 5.683% FRN 6/25/42 (a)	150,000	149,104
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 5.683% FRN 7/26/49 (a)	250,000	228,709
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.183% FRN 6/25/41 (a)	100,000	97,502
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.645% FRN 1/25/70	80,111	74,983
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.655% FRN 10/25/40	105,678	99,428
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.735% FRN 1/25/44	150,140	143,571
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 5.915% FRN 10/25/64	51,002	48,290
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	171,436
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
5.953% FRN 1/25/36	16,151	16,151
		2,775,819
Whole Loan Collateral Collateralized Mortgage Obligations — 1.2%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (e)	220,072	217,336
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (e)	2,831	2,826
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.565% VRN 8/25/34 (e)	2,233	2,223
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (e)	1,600,000	1,196,646
		1,419,031

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,769,296)		22,759,434

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Mexico Government International Bond
4.750% 3/08/44	174,000	132,024

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $193,575)		132,024

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 20.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$1,763	$1,813
Pass-Through Securities — 20.0%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	420,685	331,533
Pool #RA4255 2.000% 1/01/51	847,070	669,676
Pool #SD0905 3.000% 3/01/52	635,422	545,301
Pool #SD1523 4.000% 8/01/52	945,189	871,658
Pool #SD1603 4.000% 9/01/52	617,892	566,154
Pool #SD8266 4.500% 11/01/52	1,319,270	1,243,266
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	410,854	339,020
Pool #FS3035 2.500% 4/01/52	1,352,160	1,116,172
Pool #MA3029 3.000% 6/01/32	167,963	160,645
Pool #MA3090 3.000% 8/01/32	69,297	66,195
Pool #AR3007 3.000% 2/01/43	75,948	67,351
Pool #FS1075 3.000% 3/01/52	646,768	555,645
Pool #CB3304 3.000% 4/01/52	1,009,582	867,341
Pool #CB3305 3.000% 4/01/52	1,229,839	1,055,028
Pool #AS1304 3.500% 12/01/28	34,822	34,252
Pool #MA1356 3.500% 2/01/43	380,307	345,720
Pool #CA6096 3.500% 6/01/50	839,824	744,584
Pool #FM4017 3.500% 8/01/50	49,529	44,175
Pool #CB3842 3.500% 6/01/52	2,000,248	1,782,630
Pool #CA1909 4.500% 6/01/48	300,787	286,748
Pool #CB3866 4.500% 6/01/52	744,404	705,240
Pool #CB4129 4.500% 7/01/52	961,887	907,975
Pool #AD6437 5.000% 6/01/40	20,359	20,327
Pool #AD6996 5.000% 7/01/40	130,286	129,954
Pool #AL8173 5.000% 2/01/44	52,412	52,217
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	262	267
Pool #587280 6.500% 9/15/32	360	366
Pool #550659 6.500% 9/15/35	40,616	41,565
Pool #538689 6.500% 12/15/35	4,385	4,488
Pool #780651 7.000% 10/15/27	125	126
Pool #462384 7.000% 11/15/27	96	97
Pool #482668 7.000% 8/15/28	229	232
Pool #581417 7.000% 7/15/32	343	348
Pool #423836 8.000% 8/15/26	47	47
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	385,791	336,256
Pool #MA6283 3.000% 11/20/49	696,358	606,512
Pool #MA6409 3.000% 1/20/50	729,448	635,104
Pool #MA4321 3.500% 3/20/47	457,417	413,950
Pool #MA8429 5.500% 11/20/52	1,606,153	1,595,191
Government National Mortgage Association II, TBA
4.500% 1/20/55 (g)	1,000,000	944,837
5.000% 1/20/55 (g)	1,300,000	1,260,843
Uniform Mortgage-Backed Security, TBA
2.500% 1/01/55 (g)	1,800,000	1,463,906
5.000% 1/01/55 (g)	1,400,000	1,350,180
5.500% 1/01/55 (g)	1,300,000	1,282,074

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 1/01/55 (g)	$1,000,000	$1,004,453
		24,449,649

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $26,462,056)		24,451,462

U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bonds & Notes — 25.9%
U.S. Treasury Bonds
2.250% 8/15/49 (h)	5,040,000	3,122,775
4.125% 8/15/53	1,000,000	891,971
4.625% 5/15/44	500,000	485,144
U.S. Treasury Notes
4.000% 2/15/34	1,500,000	1,436,987
4.250% 11/30/26	9,500,000	9,499,672
4.250% 2/28/31	11,800,000	11,668,997
4.625% 6/15/27	4,500,000	4,538,677
		31,644,223

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,919,533)		31,644,223

TOTAL BONDS & NOTES (Cost $120,059,737)		113,502,337

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $21,097)		917

	Number of Shares
WARRANTS — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (i) (j) (k)	150	3,787

TOTAL WARRANTS (Cost $0)		3,787

TOTAL LONG-TERM INVESTMENTS (Cost $120,080,834)		113,507,041

SHORT-TERM INVESTMENTS — 14.1%

	Principal Amount
Commercial Paper — 10.6%
DTE Electric Co.
4.788% 1/24/25	$3,000,000	2,991,050
Eversource Energy
4.708% 1/21/25 (a)	5,000,000	4,986,971
4.734% 1/27/25 (a)	2,000,000	1,993,277
Volkswagen Financial Services
4.845% 2/19/25 (a)	3,000,000	2,980,833
		12,952,131

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (l)	2,488,480	$2,488,480

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (m)	$1,763,376	1,763,376

TOTAL SHORT-TERM INVESTMENTS (Cost $17,203,955)		17,203,987

TOTAL INVESTMENTS — 107.0% (Cost $137,284,789) (n)		130,711,028

Other Assets/(Liabilities) — (7.0)%		(8,494,734)

NET ASSETS — 100.0%		$122,216,294

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $41,941,788 or 34.32% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $3,454,795 or 2.83% of net assets. The Fund received $1,039,131 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $1,196,996 or 0.98% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.

(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	Non-income producing security.
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $3,787 or 0.00% of net assets.
(k)	Investment is valued using significant unobservable inputs.
(l)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(m)	Maturity value of $1,763,645. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $1,798,808.
(n)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
USD Put KRW Call	Bank of America N.A.	2/18/25	1,349.00	197,000	USD	197,000	$16	$1,285	$(1,269)
USD Put KRW Call	Bank of America N.A.	2/18/25	1,366.00	197,000	USD	197,000	33	2,015	(1,982)
USD Put BRL Call	Goldman Sachs International	1/14/25	5.36	166,000	USD	166,000	—	1,344	(1,344)
USD Put BRL Call	Goldman Sachs International	1/14/25	5.58	166,000	USD	166,000	3	3,477	(3,474)
USD Put BRL Call	Goldman Sachs International	2/14/25	5.68	147,000	USD	147,000	151	2,518	(2,367)
USD Put BRL Call	Goldman Sachs International	5/15/25	5.70	147,000	USD	147,000	688	3,353	(2,665)
USD Put MXN Call	Morgan Stanley & Co. LLC	2/06/25	18.06	240,000	USD	240,000	1	1,709	(1,708)
USD Put MXN Call	Morgan Stanley & Co. LLC	2/06/25	19.13	240,000	USD	240,000	25	5,396	(5,371)
							$917	$21,097	$(20,180)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call KRW Put	Bank of America N.A.	2/18/25	1,390.00	197,000	USD	197,000	$(11,570)	$(3,471)	$(8,099)
USD Call BRL Put	Goldman Sachs International	1/14/25	5.69	166,000	USD	166,000	(13,522)	(5,008)	(8,514)
USD Call BRL Put	Goldman Sachs International	5/15/25	5.93	147,000	USD	147,000	(11,242)	(5,872)	(5,370)
							$(36,334)	$(14,351)	$(21,983)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	2/18/25	USD	109,297	MYR	482,629	$1,176
BNP Paribas SA	2/11/25	USD	209,783	CHF	179,543	11,149
Citibank N.A.	2/18/25	USD	98,262	PHP	5,779,592	(1,369)
Goldman Sachs International	1/08/25	EGP	7,503,449	USD	149,000	(1,719)
Goldman Sachs International	2/04/25	USD	137,940	BRL	805,158	8,386
Goldman Sachs International	2/11/25	HUF	125,551,017	USD	332,791	(17,330)
Goldman Sachs International	2/11/25	PLN	1,413,163	USD	352,146	(10,464)
Goldman Sachs International	2/18/25	USD	101,964	CNH	734,672	1,762
Goldman Sachs International	4/23/25	BRL	974,700	USD	180,000	(25,439)
Goldman Sachs International	4/28/25	TRY	2,351,750	USD	50,000	9,590
Goldman Sachs International	5/09/25	TRY	4,768,300	USD	104,000	15,619
HSBC Bank PLC	2/11/25	TRY	3,582,733	USD	94,354	3,072
HSBC Bank PLC	2/18/25	THB	8,957,520	USD	259,000	4,468
JP Morgan Chase Bank N.A.	2/18/25	BRL	653,149	USD	117,346	(12,520)
JP Morgan Chase Bank N.A.	4/15/25	NGN	97,160,589	USD	55,205	3,904
JP Morgan Chase Bank N.A.	4/25/25	NGN	29,148,170	USD	16,561	1,065
JP Morgan Chase Bank N.A.	5/07/25	NGN	29,645,371	USD	16,562	1,238
JP Morgan Chase Bank N.A.	5/12/25	NGN	19,316,320	USD	10,672	892
Morgan Stanley & Co. LLC	1/14/25	PEN	559,089	USD	150,277	(1,533)
Morgan Stanley & Co. LLC	2/04/25	BRL	805,158	USD	139,494	(9,940)
Morgan Stanley & Co. LLC	2/11/25	USD	133,261	ZAR	2,374,269	7,905
Morgan Stanley & Co. LLC	2/18/25	SGD	345,024	USD	259,358	(6,236)
Morgan Stanley & Co. LLC	2/18/25	USD	258,758	SGD	345,024	5,636
						$(10,688)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/25	71	$8,265,562	$(182,656)
U.S. Treasury Ultra 10 Year	3/20/25	5	559,314	(2,751)
U.S. Treasury Ultra Bond	3/20/25	15	1,849,716	(66,122)
U.S. Treasury Note 2 Year	3/31/25	3	616,462	366
U.S. Treasury Note 5 Year	3/31/25	43	4,568,634	2,468
				$(248,695)

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EGP	Egyptian Pound
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financials — 0.0%
Veritas Holdings Ltd., Series G (a) (b) (c)	4,266	$66,957
Veritas Holdings Ltd., Series G-1 (a) (b) (c)	2,948	46,270
		113,227

TOTAL PREFERRED STOCK (Cost $113,148)		113,227

TOTAL EQUITIES (Cost $113,148)		113,227

	Principal Amount
BONDS & NOTES — 92.7%
BANK LOANS — 9.6%
Advertising — 0.4%
CMG Media Corp., 2024 Term Loan,
0.000% - —% 6/18/29 (d)	$217,000	193,889
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.758% VRN 4/11/29	1,465,761	1,312,120
		1,506,009
Chemicals — 1.3%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
8.340% VRN 12/29/27 (d)	4,505,797	4,019,532
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.058% VRN 4/23/29	993,661	977,931
		4,997,463
Computers — 1.1%
Clover Holdings 2 LLC, Fixed Term Loan B,
7.750% 12/09/31	2,382,000	2,382,000
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
11.979% VRN 5/18/26	38,923	36,120
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.847% VRN 4/24/28	1,968,172	1,934,713
		4,352,833

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.2%
Aretec Group, Inc., 2024 1st Lien Term Loan B,
7.857% 8/09/30 (d)	$942,404	$943,139
Electric — 0.4%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.023% VRN 12/11/31	1,594,500	1,598,486
Electronics — 0.5%
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.771% VRN 10/16/31	2,000,432	2,002,933
Health Care - Services — 0.8%
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 1.500% PIK, Cash 3.500%
8.275% - 8.275% VRN 1/31/29	2,086,915	2,057,697
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.250%, 3 mo. USD Term SOFR + 5.250%
0.000% VRN 3/02/27 (d)	1,206,520	1,164,292
		3,221,989
Media — 1.2%
A-L Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.357% VRN 6/30/28	2,068,361	2,084,908
Charter Communications Operating LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
6.781% VRN 12/15/31	1,001,160	998,236
Houghton Mifflin Harcourt Publishing Co., 2022 Term Loan,
0.000% - —% 4/09/29 (d)	1,024,380	1,006,453
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.500%
6.971% VRN 9/30/26	656,210	646,203
		4,735,800
Oil & Gas — 0.1%
CVR Energy, Inc., Term Loan B,
0.000% - —% 12/30/27 (d)	592,660	592,660
Packaging & Containers — 0.6%
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.677% VRN 5/05/29 (d)	2,451,316	2,429,254
Software — 2.7%
Boxer Parent Co., Inc.
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.335% VRN 7/30/31	2,434,381	2,452,372
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750%
10.335% VRN 7/30/32	2,034,349	2,002,145
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 3/30/29	1,456,067	1,459,212
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
8.079% VRN 3/21/31	364,069	364,848
Clover Holdings SPV III LLC, 2024 USD Term Loan,
4.428% 12/18/27	1,230	1,230

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 10/16/28	$1,283,700	$1,123,879
Ivanti Software, Inc.
2021 Add On non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.898% VRN 12/01/27	998,172	680,005
2021 Non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.121% VRN 12/01/27	428,414	293,463
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 4/05/30	1,865,113	1,859,163
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. U.S. (Fed) Prime Rate + 11.500%
19.000% VRN 12/09/29	326,081	324,451
		10,560,768
Telecommunications — 0.3%
Zayo Group Holdings, Inc., USD Term Loan,
0.000% - —% 3/09/27 (d)	1,071,000	1,000,935

TOTAL BANK LOANS (Cost $38,106,347)		37,942,269

CORPORATE DEBT — 83.1%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (e)	710,000	743,531
7.500% 6/01/29 (e) (f)	500,000	437,474
7.875% 4/01/30 (e)	750,000	771,895
CMG Media Corp.
8.875% 6/18/29 (e)	648,000	486,149
Stagwell Global LLC
5.625% 8/15/29 (e)	1,019,000	970,184
		3,409,233
Aerospace & Defense — 2.1%
Boeing Co.
6.388% 5/01/31 (f)	359,000	375,342
6.528% 5/01/34	938,000	982,656
Goat Holdco LLC
6.750% 2/01/32 (e)	804,000	796,145
Spirit AeroSystems, Inc.
9.750% 11/15/30 (e)	2,233,000	2,471,056
TransDigm, Inc.
5.500% 11/15/27	2,816,000	2,767,098
Triumph Group, Inc.
9.000% 3/15/28 (e)	1,076,000	1,120,366
		8,512,663
Airlines — 1.1%
American Airlines, Inc.
8.500% 5/15/29 (e)	1,488,000	1,562,301
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (e)	946,000	921,473
5.308% 10/20/31 (e)	946,000	923,627

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OneSky Flight LLC
8.875% 12/15/29 (e)	$966,000	$966,676
		4,374,077
Apparel — 0.3%
Wolverine World Wide, Inc.
4.000% 8/15/29 (e)	1,137,000	998,424
Auto Manufacturers — 0.5%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (e)	2,011,000	2,116,833
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
4.875% 8/15/26 (e)	1,734,000	1,708,445
Phinia, Inc.
6.625% 10/15/32 (e)	1,266,000	1,259,147
		2,967,592
Building Materials — 2.0%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (e)	2,191,000	2,193,922
Knife River Corp.
7.750% 5/01/31 (e)	1,082,000	1,127,139
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (e)	686,000	701,529
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (e)	1,627,000	1,586,920
8.875% 11/15/31 (e)	1,301,000	1,364,040
Wilsonart LLC
11.000% 8/15/32 (e)	1,178,000	1,154,648
		8,128,198
Chemicals — 3.9%
Celanese US Holdings LLC
6.379% STEP 7/15/32	968,000	983,264
6.950% STEP 11/15/33 (f)	917,000	951,641
Consolidated Energy Finance SA
5.625% 10/15/28 (e)	4,296,000	3,503,775
12.000% 2/15/31 (e) (f)	254,000	243,813
Methanex Corp.
5.125% 10/15/27	2,056,000	2,012,208
Olympus Water US Holding Corp.
4.250% 10/01/28 (e) (f)	2,043,000	1,909,141
6.250% 10/01/29 (e) (f)	1,772,000	1,683,300
7.250% 6/15/31 (e)	361,000	366,682
Vibrantz Technologies, Inc.
9.000% 2/15/30 (e) (f)	4,083,000	3,748,525
		15,402,349
Commercial Services — 1.4%
Alta Equipment Group, Inc.
9.000% 6/01/29 (e) (f)	1,618,000	1,543,323
Cimpress PLC
7.375% 9/15/32 (e)	854,000	848,405

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PROG Holdings, Inc.
6.000% 11/15/29 (e)	$3,185,100	$3,058,730
Upbound Group, Inc.
6.375% 2/15/29 (e)	127,000	123,458
		5,573,916
Computers — 0.1%
McAfee Corp.
7.375% 2/15/30 (e)	453,000	439,966
Cosmetics & Personal Care — 0.5%
Perrigo Finance Unlimited Co.
4.900% STEP 6/15/30	2,089,000	1,957,912
Distribution & Wholesale — 1.0%
Resideo Funding, Inc.
4.000% 9/01/29 (e)	1,882,000	1,704,753
6.500% 7/15/32 (e)	2,129,000	2,131,655
		3,836,408
Diversified Financial Services — 4.6%
Aretec Group, Inc.
10.000% 8/15/30 (e)	1,099,000	1,200,264
Coinbase Global, Inc.
3.375% 10/01/28 (e)	305,000	274,469
3.625% 10/01/31 (e)	373,000	315,206
GGAM Finance Ltd.
6.875% 4/15/29 (e)	557,000	564,015
8.000% 2/15/27 (e)	2,005,000	2,068,070
Jefferson Capital Holdings LLC
6.000% 8/15/26 (e)	2,664,000	2,659,055
9.500% 2/15/29 (e)	2,630,000	2,785,946
Midcap Financial Issuer Trust
5.625% 1/15/30 (e)	857,000	785,508
6.500% 5/01/28 (e)	1,492,000	1,459,115
PRA Group, Inc.
5.000% 10/01/29 (e) (f)	4,955,000	4,532,508
8.375% 2/01/28 (e)	445,000	457,459
8.875% 1/31/30 (e)	1,053,000	1,090,623
		18,192,238
Electric — 3.6%
Alpha Generation LLC
6.750% 10/15/32 (e)	984,000	973,545
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (e)	2,416,000	2,409,588
Lightning Power LLC
7.250% 8/15/32 (e)	2,845,000	2,925,038
Pike Corp.
5.500% 9/01/28 (e)	2,213,000	2,127,714
8.625% 1/31/31 (e)	1,071,000	1,129,857
Talen Energy Supply LLC
8.625% 6/01/30 (e)	4,435,000	4,726,382
		14,292,124

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (e)	$1,145,000	$1,063,537
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (e)	2,549,000	2,250,618
Engineering & Construction — 1.9%
Arcosa, Inc.
4.375% 4/15/29 (e)	2,166,000	2,018,232
6.875% 8/15/32 (e)	1,912,000	1,942,773
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (e)	1,332,000	1,281,453
7.500% 4/15/32 (e)	1,457,000	1,441,482
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (e)	879,000	879,390
		7,563,330
Entertainment — 0.9%
Jacobs Entertainment, Inc.
6.750% 2/15/29 (e)	1,017,000	981,455
Live Nation Entertainment, Inc.
3.750% 1/15/28 (e)	19,000	17,918
4.750% 10/15/27 (e) (f)	930,000	899,110
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (e)	987,000	930,549
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% 8/01/30 (e)	684,000	703,145
		3,532,177
Environmental Controls — 0.3%
Enviri Corp.
5.750% 7/31/27 (e)	1,314,000	1,250,058
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875% 2/15/30 (e)	952,500	907,571
B&G Foods, Inc.
8.000% 9/15/28 (e)	637,000	654,817
Chobani Holdco II LLC
8.750% 10/01/29 (e)	604,467	639,235
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (e)	1,852,000	1,819,323
		4,020,946
Hand & Machine Tools — 1.1%
Regal Rexnord Corp.
6.400% 4/15/33	4,379,000	4,518,216
Health Care - Services — 5.6%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	1,415,000	1,097,978
5.250% 5/15/30 (e)	50,000	41,066
5.625% 3/15/27 (e)	556,000	533,603
6.000% 1/15/29 (e)	1,141,000	1,021,659
6.125% 4/01/30 (e)	452,000	310,167

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 4/15/29 (e) (f)	$472,000	$356,522
10.875% 1/15/32 (e)	653,000	673,718
LifePoint Health, Inc.
9.875% 8/15/30 (e)	2,140,000	2,308,968
10.000% 6/01/32 (e)	1,287,000	1,308,553
11.000% 10/15/30 (e)	1,964,000	2,155,810
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	1,237,000	1,172,310
6.250% 1/15/33 (e)	942,000	931,018
Radiology Partners, Inc.
7.775% 1/31/29 (e)	1,065,049	1,051,736
9.781% 2/15/30 (e)	3,779,104	3,526,433
Team Health Holdings, Inc.
13.500% 6/30/28 (e)	2,479,000	2,739,295
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,094,134
6.125% 6/15/30	2,081,000	2,064,598
		22,387,568
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (e)	1,241,000	1,141,736
Mattamy Group Corp.
4.625% 3/01/30 (e)	5,293,000	4,924,064
5.250% 12/15/27 (e)	25,000	24,444
New Home Co., Inc.
9.250% 10/01/29 (e)	1,014,000	1,067,168
		7,157,412
Housewares — 0.5%
Newell Brands, Inc.
5.700% STEP 4/01/26	262,000	261,888
6.375% 9/15/27 (f)	291,000	292,004
6.375% 5/15/30	463,000	463,763
6.625% 5/15/32	389,000	391,173
6.875% STEP 4/01/36 (f)	417,000	422,045
		1,830,873
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (e)	2,125,000	2,129,996
Ryan Specialty LLC
5.875% 8/01/32 (e)	495,000	489,774
		2,619,770
Internet — 0.8%
GrubHub Holdings, Inc.
5.500% 7/01/27 (e)	1,244,000	1,092,238
Wayfair LLC
7.250% 10/31/29 (e)	2,003,000	2,001,998
		3,094,236
Investment Companies — 1.5%
HA Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (e)	1,945,000	1,894,117

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	$3,162,000	$3,135,076
9.000% 6/15/30 (f)	965,000	926,119
		5,955,312
Leisure Time — 1.4%
Life Time, Inc.
8.000% 4/15/26 (e)	398,000	398,434
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	500,000	574,277
8.625% 6/01/27 (e) (f)	2,700,000	2,662,840
10.750% 11/15/29 (e) (f)	1,764,000	1,819,816
		5,455,367
Lodging — 1.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (e)	1,937,000	1,943,293
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (e) (f)	1,046,000	1,043,738
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	1,071,000	1,018,054
		4,005,085
Media — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (e)	2,361,000	2,057,672
4.250% 1/15/34 (e)	1,588,000	1,288,329
4.500% 5/01/32	853,000	733,719
CSC Holdings LLC
4.500% 11/15/31 (e) (f)	427,000	307,453
5.750% 1/15/30 (e)	939,000	534,162
7.500% 4/01/28 (e)	800,000	548,134
11.750% 1/31/29 (e)	2,506,000	2,474,866
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (e)	847,000	313,690
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (e)	3,333,000	3,247,338
DISH DBS Corp.
5.125% 6/01/29	380,000	243,325
5.250% 12/01/26 (e)	845,000	768,064
7.375% 7/01/28 (f)	1,266,000	906,131
DISH Network Corp.
11.750% 11/15/27 (e)	1,026,000	1,086,731
Gray Television, Inc.
5.375% 11/15/31 (e)	747,000	398,273
7.000% 5/15/27 (e) (f)	195,000	188,603
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (e)	1,385,000	1,253,147
McGraw-Hill Education, Inc.
5.750% 8/01/28 (e)	1,360,000	1,327,854
8.000% 8/01/29 (e)	1,010,000	1,010,077
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	940,420
Virgin Media Secured Finance PLC

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 8/15/30 (e)	$236,000	$203,829
5.500% 5/15/29 (e)	1,317,000	1,235,274
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (e)	588,000	554,327
		21,621,418
Mining — 1.4%
Constellium SE
3.750% 4/15/29 (e)	2,250,000	2,036,587
6.375% 8/15/32 (e) (f)	585,000	566,216
First Quantum Minerals Ltd.
9.375% 3/01/29 (e)	1,397,000	1,485,639
Novelis Corp.
3.250% 11/15/26 (e)	304,000	289,562
3.875% 8/15/31 (e)	313,000	269,491
4.750% 1/30/30 (e)	1,000,000	923,026
		5,570,521
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (e)	2,435,000	2,411,547
Oil & Gas — 3.3%
CVR Energy, Inc.
5.750% 2/15/28 (e)	2,353,000	2,168,225
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (e)	443,000	416,331
6.000% 2/01/31 (e)	1,792,000	1,657,237
6.875% 5/15/34 (e)	1,600,000	1,491,342
7.250% 2/15/35 (e)	1,112,000	1,045,419
Parkland Corp.
4.625% 5/01/30 (e)	1,127,000	1,034,480
6.625% 8/15/32 (e)	3,903,000	3,862,413
Transocean Poseidon Ltd.
6.875% 2/01/27 (e)	117,600	117,394
Transocean, Inc.
8.250% 5/15/29 (e)	978,000	958,020
8.500% 5/15/31 (e) (f)	470,000	460,777
		13,211,638
Oil & Gas Services — 0.7%
Weatherford International Ltd.
8.625% 4/30/30 (e)	2,835,000	2,926,684
Packaging & Containers — 1.9%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (e)	2,181,000	2,204,705
Graphic Packaging International LLC
3.750% 2/01/30 (e)	667,000	602,461
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (e)	2,895,000	2,953,508
9.250% 4/15/27 (e)	1,077,000	1,089,602
Trident TPI Holdings, Inc.
12.750% 12/31/28 (e)	527,000	581,329
		7,431,605

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 4.4%
1375209 BC Ltd.
9.000% 1/30/28 (e) (f)	$4,852,000	$4,848,129
AdaptHealth LLC
4.625% 8/01/29 (e)	1,000,000	899,302
5.125% 3/01/30 (e) (f)	2,000,000	1,812,318
Bausch Health Cos., Inc.
4.875% 6/01/28 (e)	1,347,000	1,077,600
5.250% 1/30/30 (e)	1,102,000	600,590
5.500% 11/01/25 (e)	870,000	848,417
9.000% 12/15/25 (e)	401,000	389,451
11.000% 9/30/28 (e)	525,000	498,750
Grifols SA
4.750% 10/15/28 (e) (f)	3,098,000	2,846,841
Herbalife Ltd., Convertible,
4.250% 6/15/28	399,000	305,754
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (e)	1,064,000	1,062,496
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (e)	194,000	135,800
12.250% 4/15/29 (e)	875,000	914,221
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (e) (f)	680,000	674,883
7.875% 5/15/34 (e) (f)	516,000	527,538
		17,442,090
Pipelines — 6.5%
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (e)	4,705,000	4,493,876
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (g)	2,852,000	2,853,175
5 yr. CMT + 5.306% 7.125% VRN (g)	700,000	702,521
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	662,000	647,854
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	413,000	409,838
8.250% 1/15/32 (e)	1,880,000	1,932,891
Harvest Midstream I LP
7.500% 9/01/28 (e)	1,911,000	1,927,876
ITT Holdings LLC
6.500% 8/01/29 (e)	6,379,000	5,839,582
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (e)	624,000	632,203
8.375% 2/15/32 (e)	1,455,000	1,466,141
Northriver Midstream Finance LP
6.750% 7/15/32 (e)	1,549,000	1,558,187
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (e)	869,000	798,366
4.125% 8/15/31 (e)	994,000	890,156
Venture Global LNG, Inc.
7.000% 1/15/30 (e)	384,000	389,752
8.375% 6/01/31 (e)	665,000	693,546
9.875% 2/01/32 (e)	396,000	434,522
		25,670,486

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 1.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (e)	$1,726,000	$1,672,450
8.000% 6/15/27 (e)	2,143,000	2,232,835
		3,905,285
Real Estate Investment Trusts (REITS) — 1.9%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (e)	993,000	906,239
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (e)	535,000	489,808
RLJ Lodging Trust LP
4.000% 9/15/29 (e)	2,345,000	2,125,072
Service Properties Trust
4.950% 2/15/27	284,000	265,396
5.500% 12/15/27	505,000	472,239
8.375% 6/15/29	390,000	377,034
8.875% 6/15/32	907,000	839,436
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (e)	2,219,000	2,013,440
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (e)	218,000	247,916
		7,736,580
Retail — 4.9%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (e)	415,000	408,784
6.125% 6/15/29 (e)	1,577,000	1,582,793
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	668,690
6.875% 11/01/35	1,611,000	1,648,399
Carvana Co.
13.000% 6/01/30 (e)	324,731	356,539
14.000% 6/01/31 (e)	1,371,740	1,644,665
CEC Entertainment LLC
6.750% 5/01/26 (e)	1,826,000	1,811,443
Michaels Cos., Inc.
5.250% 5/01/28 (e) (f)	250,000	188,752
7.875% 5/01/29 (e)	813,000	493,171
Raising Cane's Restaurants LLC
9.375% 5/01/29 (e)	218,000	233,535
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% 10/15/29 (e)	993,000	1,007,767
Staples, Inc.
10.750% 9/01/29 (e)	832,000	818,510
12.750% 1/15/30 (e)	602,744	471,298
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (e)	1,271,000	1,133,059
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (e)	3,299,000	2,999,474
Walgreen Co.
4.400% 9/15/42	125,000	79,480
Walgreens Boots Alliance, Inc.
3.450% 6/01/26	1,752,000	1,695,834
4.650% 6/01/46	52,000	33,119
4.800% 11/18/44	354,000	252,859

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.125% 8/15/29 (f)	$1,730,000	$1,712,494
		19,240,665
Software — 2.0%
Cloud Software Group, Inc.
6.500% 3/31/29 (e)	3,597,000	3,530,610
8.250% 6/30/32 (e)	445,000	458,595
9.000% 9/30/29 (e)	3,953,000	4,013,456
		8,002,661
Telecommunications — 5.0%
Altice Financing SA
5.000% 1/15/28 (e) (f)	1,612,000	1,261,758
5.750% 8/15/29 (e)	699,000	511,697
C&W Senior Finance Ltd.
6.875% 9/15/27 (e)	1,286,000	1,271,053
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (e)	1,020,000	929,020
Consolidated Communications, Inc.
5.000% 10/01/28 (e)	1,858,000	1,728,601
6.500% 10/01/28 (e)	1,618,000	1,556,707
EchoStar Corp.
6.750% 11/30/30	1,239,000	1,123,710
10.750% 11/30/29	2,207,000	2,373,155
Frontier Communications Holdings LLC
8.625% 3/15/31 (e)	1,485,000	1,579,374
Level 3 Financing, Inc.
4.500% 4/01/30 (e)	647,000	536,462
11.000% 11/15/29 (e)	3,793,000	4,266,819
Sable International Finance Ltd.
7.125% 10/15/32 (e)	1,159,000	1,135,635
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (e)	368,000	380,079
Zayo Group Holdings, Inc.
4.000% 3/01/27 (e) (f)	283,000	260,999
6.125% 3/01/28 (e) (f)	1,157,000	983,440
		19,898,509
Transportation — 1.9%
Carriage Purchaser, Inc.
7.875% 10/15/29 (e)	1,473,000	1,393,007
Seaspan Corp.
5.500% 8/01/29 (e)	5,716,320	5,337,770
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (e)	702,000	723,586
		7,454,363

TOTAL CORPORATE DEBT (Cost $332,654,883)		329,430,490

TOTAL BONDS & NOTES (Cost $370,761,230)		367,372,759

TOTAL LONG-TERM INVESTMENTS (Cost $370,874,378)		367,485,986

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 11.9%

Commercial Paper — 4.3%
Eversource Energy
4.734% 1/27/25 (e)	$3,000,000	$2,989,915
4.887% 1/09/25 (e)	3,000,000	2,996,673
Penske Truck Leasing Co. LP
5.641% 1/23/25	2,000,000	1,994,039
Societe Generale SA
4.351% 1/02/25 (e)	1,000,000	999,759
Tampa Electric Co.
4.834% 1/13/25 (e)	2,000,000	1,996,860
TransCanada PipeLines Ltd.
4.684% 1/22/25 (e)	6,000,000	5,983,334
		16,960,580

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 7.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (h)	27,768,538	27,768,538

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$2,477,111	2,477,111

TOTAL SHORT-TERM INVESTMENTS (Cost $47,206,376)		47,206,229

TOTAL INVESTMENTS — 104.6% (Cost $418,080,754) (j)		414,692,215

Other Assets/(Liabilities) — (4.6)%		(18,273,227)

NET ASSETS — 100.0%		$396,418,988

Abbreviation Legend

CMT	Constant Maturity Treasury Index
PIK	Payment in kind^^
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $113,227 or 0.03% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2024, where the rate will be determined at time of settlement.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $300,939,035 or 75.91% of net assets.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $27,927,349 or 7.04% of net assets. The Fund received $739,318 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	Security is perpetual and has no stated maturity date.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(i)	Maturity value of $2,477,489. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $2,526,842.
(j)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
^^	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

MassMutual Balanced Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.4%

COMMON STOCK — 64.4%
Communication Services — 1.8%
Electronic Arts, Inc.	1,051	$153,761
Netflix, Inc. (a)	522	465,269
Omnicom Group, Inc.	1,281	110,217
Verizon Communications, Inc.	21,338	853,307
Walt Disney Co.	2,198	244,748
		1,827,302
Consumer Discretionary — 6.5%
Aptiv PLC (a)	2,075	125,496
AutoZone, Inc. (a)	126	403,452
Booking Holdings, Inc.	176	874,442
Chipotle Mexican Grill, Inc. (a)	2,824	170,287
DR Horton, Inc.	1,011	141,358
eBay, Inc.	3,303	204,621
Ford Motor Co.	21,436	212,216
Garmin Ltd.	570	117,568
Genuine Parts Co.	475	55,461
Hilton Worldwide Holdings, Inc.	1,009	249,385
Home Depot, Inc.	2,941	1,144,020
Las Vegas Sands Corp.	2,082	106,932
Lowe's Cos., Inc.	3,184	785,811
Lululemon Athletica, Inc. (a)	230	87,954
Marriott International, Inc. Class A	781	217,852
NIKE, Inc. Class B	3,596	272,109
Ross Stores, Inc.	995	150,514
Royal Caribbean Cruises Ltd.	377	86,970
TJX Cos., Inc.	6,587	795,776
Ulta Beauty, Inc. (a)	152	66,109
Yum! Brands, Inc.	1,517	203,521
		6,471,854
Consumer Staples — 4.6%
Brown-Forman Corp. Class B	313	11,888
Church & Dwight Co., Inc.	485	50,784
Coca-Cola Co.	7,307	454,934
Colgate-Palmolive Co.	4,865	442,277
Constellation Brands, Inc. Class A	394	87,074
Dollar General Corp.	565	42,838
Dollar Tree, Inc. (a)	325	24,356
Estee Lauder Cos., Inc. Class A	279	20,920
General Mills, Inc.	7,556	481,846
Hershey Co.	538	91,110
Hormel Foods Corp.	993	31,151
Kellanova	425	34,412
Kenvue, Inc.	2,100	44,835

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Dr. Pepper, Inc.	3,621	$116,307
Kimberly-Clark Corp.	1,760	230,630
Kroger Co.	1,960	119,854
McCormick & Co., Inc.	430	32,783
Mondelez International, Inc. Class A	3,399	203,022
PepsiCo, Inc.	4,586	697,347
Procter & Gamble Co.	6,769	1,134,823
Sysco Corp.	930	71,108
Target Corp.	1,535	207,501
		4,631,800
Energy — 1.7%
Baker Hughes Co.	999	40,979
Cheniere Energy, Inc.	1,368	293,942
Halliburton Co.	5,215	141,796
Kinder Morgan, Inc.	22,273	610,280
ONEOK, Inc.	1,423	142,869
Schlumberger NV	2,466	94,547
Williams Cos., Inc.	6,478	350,589
		1,675,002
Financials — 8.9%
Aflac, Inc.	2,577	266,565
Allstate Corp.	1,095	211,105
American Express Co.	1,838	545,500
Ameriprise Financial, Inc.	285	151,743
Aon PLC Class A	262	94,100
Apollo Global Management, Inc.	242	39,969
Arch Capital Group Ltd.	1,549	143,050
Arthur J Gallagher & Co.	553	156,969
Bank of New York Mellon Corp.	1,143	87,817
Blackstone, Inc.	601	103,624
Block, Inc. (a)	138	11,729
Charles Schwab Corp.	1,466	108,499
Chubb Ltd.	1,861	514,194
CME Group, Inc.	892	207,149
Discover Financial Services	584	101,166
Fidelity National Information Services, Inc.	2,606	210,487
Fifth Third Bancorp	1,483	62,701
Fiserv, Inc. (a)	2,314	475,342
Global Payments, Inc.	584	65,443
Hartford Financial Services Group, Inc.	2,370	259,278
Intercontinental Exchange, Inc.	1,089	162,272
KKR & Co., Inc.	672	99,395
M&T Bank Corp.	371	69,752
Marsh & McLennan Cos., Inc.	1,430	303,746
MetLife, Inc.	4,002	327,684
Moody's Corp.	314	148,638
Morgan Stanley	3,606	453,346
MSCI, Inc.	94	56,401
Nasdaq, Inc.	661	51,102
NU Holdings Ltd. Class A (a)	2,869	29,723
PayPal Holdings, Inc. (a)	4,696	400,804
Principal Financial Group, Inc.	592	45,827
Progressive Corp.	2,414	578,419
Prudential Financial, Inc.	1,150	136,309
Regions Financial Corp.	2,595	61,034

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	516	$256,983
State Street Corp.	667	65,466
T. Rowe Price Group, Inc.	513	58,015
Travelers Cos., Inc.	981	236,313
Truist Financial Corp.	1,669	72,401
Visa, Inc. Class A	4,439	1,402,902
Willis Towers Watson PLC	245	76,744
		8,909,706
Health Care — 6.8%
Abbott Laboratories	3,567	403,463
Agilent Technologies, Inc.	486	65,289
Align Technology, Inc. (a)	31	6,464
Amgen, Inc.	907	236,401
Baxter International, Inc.	407	11,868
Becton Dickinson & Co.	669	151,776
Biogen, Inc. (a)	199	30,431
BioNTech SE ADR (a)	272	30,994
Boston Scientific Corp. (a)	3,456	308,690
Bristol-Myers Squibb Co.	6,836	386,644
Cardinal Health, Inc.	345	40,803
Cencora, Inc.	354	79,537
Centene Corp. (a)	449	27,200
Cigna Group	593	163,751
CVS Health Corp.	1,743	78,243
Danaher Corp.	1,033	237,125
Dexcom, Inc. (a)	130	10,110
Edwards Lifesciences Corp. (a)	516	38,200
Elevance Health, Inc.	220	81,158
Eli Lilly & Co.	829	639,988
Gilead Sciences, Inc.	6,100	563,457
Humana, Inc.	50	12,686
IDEXX Laboratories, Inc. (a)	44	18,191
Illumina, Inc. (a)	93	12,428
Intuitive Surgical, Inc. (a)	219	114,309
IQVIA Holdings, Inc. (a)	228	44,804
McKesson Corp.	377	214,856
Medtronic PLC	3,791	302,825
Merck & Co., Inc.	4,578	455,420
Mettler-Toledo International, Inc. (a)	32	39,158
Moderna, Inc. (a)	80	3,326
Pfizer, Inc.	11,199	297,110
Regeneron Pharmaceuticals, Inc. (a)	160	113,973
Stryker Corp.	348	125,297
Thermo Fisher Scientific, Inc.	734	381,849
UnitedHealth Group, Inc.	1,612	815,446
Veeva Systems, Inc. Class A (a)	82	17,241
Vertex Pharmaceuticals, Inc. (a)	352	141,750
Waters Corp. (a)	60	22,259
West Pharmaceutical Services, Inc.	46	15,068
Zoetis, Inc.	611	99,550
		6,839,138
Industrials — 4.4%
AMETEK, Inc.	415	74,808
Automatic Data Processing, Inc.	1,340	392,258
Carrier Global Corp.	708	48,328

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cintas Corp.	1,682	$307,302
Copart, Inc. (a)	1,628	93,431
CSX Corp.	4,130	133,275
Cummins, Inc.	419	146,063
Deere & Co.	736	311,843
Eaton Corp. PLC	568	188,502
Emerson Electric Co.	1,246	154,417
FedEx Corp.	499	140,384
Honeywell International, Inc.	1,347	304,274
Illinois Tool Works, Inc.	576	146,051
Ingersoll Rand, Inc.	519	46,949
Johnson Controls International PLC	1,368	107,976
Norfolk Southern Corp.	206	48,348
Otis Worldwide Corp.	814	75,385
Paychex, Inc.	573	80,346
Republic Services, Inc.	753	151,489
Rockwell Automation, Inc.	92	26,293
Trane Technologies PLC	629	232,321
Union Pacific Corp.	1,059	241,494
United Parcel Service, Inc. Class B	1,223	154,220
United Rentals, Inc.	153	107,779
Verisk Analytics, Inc.	398	109,621
Vertiv Holdings Co. Class A	315	35,787
W.W. Grainger, Inc.	138	145,459
Waste Connections, Inc.	911	156,309
Waste Management, Inc.	1,285	259,300
Xylem, Inc.	202	23,436
		4,443,448
Information Technology — 24.9%
Accenture PLC Class A	1,740	612,115
Adobe, Inc. (a)	761	338,401
Advanced Micro Devices, Inc. (a)	747	90,230
Amphenol Corp. Class A	4,122	286,273
Analog Devices, Inc.	1,375	292,133
ANSYS, Inc. (a)	155	52,286
Apple, Inc.	20,466	5,125,096
Applied Materials, Inc.	2,200	357,786
Arista Networks, Inc. (a)	2,863	316,447
Autodesk, Inc. (a)	315	93,105
Broadcom, Inc.	6,330	1,467,547
Cadence Design Systems, Inc. (a)	388	116,578
CDW Corp.	324	56,389
Cisco Systems, Inc.	16,723	990,002
Cognizant Technology Solutions Corp. Class A	1,391	106,968
Corning, Inc.	3,718	176,679
Crowdstrike Holdings, Inc. Class A (a)	162	55,430
Dell Technologies, Inc. Class C	778	89,657
Fortinet, Inc. (a)	1,013	95,708
Gartner, Inc. (a)	180	87,205
GLOBALFOUNDRIES, Inc. (a)	117	5,020
Hewlett Packard Enterprise Co.	6,671	142,426
HP, Inc.	3,691	120,437
HubSpot, Inc. (a)	54	37,626
Intel Corp.	2,347	47,057
International Business Machines Corp.	4,429	973,627
Intuit, Inc.	467	293,509
Keysight Technologies, Inc. (a)	488	78,387

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
KLA Corp.	367	$231,254
Lam Research Corp.	3,680	265,806
Marvell Technology, Inc.	857	94,656
Micron Technology, Inc.	1,666	140,211
Microsoft Corp.	9,928	4,184,652
Monolithic Power Systems, Inc.	77	45,561
Motorola Solutions, Inc.	1,077	497,822
NetApp, Inc.	1,087	126,179
NVIDIA Corp.	31,918	4,286,268
Oracle Corp.	3,325	554,078
Palo Alto Networks, Inc. (a)	609	110,814
Roper Technologies, Inc.	385	200,142
Salesforce, Inc.	1,757	587,418
ServiceNow, Inc. (a)	374	396,485
Snowflake, Inc. Class A (a)	109	16,831
Super Micro Computer, Inc. (a)	208	6,340
Synopsys, Inc. (a)	181	87,850
Texas Instruments, Inc.	2,569	481,713
Workday, Inc. Class A (a)	249	64,249
		24,882,453
Materials — 1.6%
Air Products & Chemicals, Inc.	260	75,410
Ball Corp.	240	13,231
Dow, Inc.	897	35,997
DuPont de Nemours, Inc.	2,187	166,759
Ecolab, Inc.	640	149,965
International Flavors & Fragrances, Inc.	250	21,138
Linde PLC (LIN US)	1,630	682,432
LyondellBasell Industries NV Class A	1,004	74,567
Martin Marietta Materials, Inc.	75	38,737
Newmont Corp. (NEM US)	1,364	50,768
PPG Industries, Inc.	389	46,466
Sherwin-Williams Co.	451	153,308
Vulcan Materials Co.	172	44,244
		1,553,022
Real Estate — 1.3%
Alexandria Real Estate Equities, Inc.	446	43,507
American Tower Corp.	635	116,465
AvalonBay Communities, Inc.	501	110,205
CBRE Group, Inc. Class A (a)	967	126,957
Crown Castle, Inc.	677	61,445
Digital Realty Trust, Inc.	289	51,248
Equinix, Inc.	124	116,918
Equity Residential	1,994	143,090
Extra Space Storage, Inc.	230	34,408
Prologis, Inc.	914	96,610
Public Storage	420	125,765
SBA Communications Corp.	180	36,684
Simon Property Group, Inc.	629	108,320
Ventas, Inc.	1,162	68,430
VICI Properties, Inc.	3,794	110,823
		1,350,875

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.9%
Ameren Corp.	379	$33,784
American Electric Power Co., Inc.	1,145	105,603
American Water Works Co., Inc.	146	18,176
CMS Energy Corp.	697	46,455
Consolidated Edison, Inc.	1,154	102,971
Dominion Energy, Inc.	763	41,095
Duke Energy Corp.	4,151	447,229
Edison International	809	64,591
Entergy Corp.	828	62,779
Eversource Energy	361	20,732
Exelon Corp.	3,685	138,703
FirstEnergy Corp.	1,346	53,544
NextEra Energy, Inc.	2,516	180,372
PPL Corp.	2,826	91,732
Public Service Enterprise Group, Inc.	1,144	96,657
Sempra	546	47,895
Southern Co.	3,076	253,216
WEC Energy Group, Inc.	969	91,125
Xcel Energy, Inc.	484	32,680
		1,929,339

TOTAL COMMON STOCK (Cost $51,949,306)		64,513,939

TOTAL EQUITIES (Cost $51,949,306)		64,513,939

	Principal Amount
BONDS & NOTES — 35.9%
CORPORATE DEBT — 11.0%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	29,359
Bunge Ltd. Finance Corp.
3.250% 8/15/26	47,000	45,907
		75,266
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC,
2.875% 1/11/36	61,600	53,779
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	27,665	27,491
		81,270
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
5.800% 6/23/28	72,000	73,440
PACCAR Financial Corp.
4.600% 1/10/28	91,000	90,828
		164,268

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 3.2%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700%
2.570% VRN 11/25/35 (b)	$225,000	$190,749
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	162,000	131,988
4.183% 11/25/27	41,000	40,245
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	23,000	20,456
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29	18,000	17,537
4.750% 4/21/45	63,000	55,633
1 day USD SOFR + 1.910% 5.288% VRN 4/25/34	69,000	68,420
5 yr. CMT + 3.231% 6.125% VRN (c)	162,000	163,066
7.750% 5/14/38	20,000	23,363
Bank of New York Mellon Corp.
5 yr. CMT + 2.630% 3.750% VRN (c)	156,000	147,432
1 day USD SOFR + 1.230% 5.060% VRN 7/22/32	41,000	40,896
Bank of Nova Scotia
4.500% 12/16/25	36,000	35,812
Citigroup, Inc.
4.450% 9/29/27	27,000	26,634
1 day USD SOFR + 2.086% 4.910% VRN 5/24/33	71,000	68,621
5.500% 9/13/25	54,000	54,238
5.875% 1/30/42	18,000	18,397
6.000% 10/31/33	16,000	16,465
6.625% 6/15/32	14,000	14,957
8.125% 7/15/39	14,000	17,278
Comerica, Inc. 1 day USD SOFR + 2.155%
5.982% VRN 1/30/30	27,000	27,303
Cooperatieve Rabobank UA 1 yr. CMT + 0.550%
1.106% VRN 2/24/27 (b)	250,000	239,353
Fifth Third Bancorp
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32	28,000	28,312
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29	14,000	14,525
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	227,000	217,926
4.250% 10/21/25	32,000	31,823
1 day USD SOFR + 1.420% 5.016% VRN 10/23/35	51,000	48,808
1 day USD SOFR + 1.552% 5.851% VRN 4/25/35	63,000	64,191
5.950% 1/15/27	72,000	73,783
6.750% 10/01/37	32,000	34,258
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020%
6.208% VRN 8/21/29	29,000	29,939
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30	160,000	151,512
1 day USD SOFR + 1.340% 4.946% VRN 10/22/35	56,000	53,957
5.600% 7/15/41	41,000	41,392
JPMorgan Chase & Co. 1 day USD SOFR + 0.860%
4.505% VRN 10/22/28	47,000	46,584
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	167,318
Morgan Stanley
1 day USD SOFR + 1.485% 3.217% VRN 4/22/42	44,000	32,530
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	79,000	76,887
1 day USD SOFR + 1.870% 5.250% VRN 4/21/34	73,000	71,883
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35	69,000	67,869
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.259% 4.812% VRN 10/21/32	51,000	49,637
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34	54,000	52,607
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	85,000	86,484

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Truist Financial Corp. 1 day USD SOFR + 1.620%
5.435% VRN 1/24/30	$40,000	$40,353
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	79,000	75,621
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	66,000	67,491
Wells Fargo & Co.
1 day USD SOFR + 2.020% 5.389% VRN 4/24/34	67,000	66,255
1 day USD SOFR + 1.990% 5.557% VRN 7/25/34	54,000	53,928
5 yr. CMT + 3.606% 7.625% VRN (c)	30,000	31,834
		3,196,550
Biotechnology — 0.4%
Amgen, Inc.
2.200% 2/21/27	347,000	329,020
5.250% 3/02/33	54,000	53,601
5.650% 3/02/53	36,000	34,660
		417,281
Commercial Services — 0.4%
ERAC USA Finance LLC
5.000% 2/15/29 (b)	42,000	42,152
Moody's Corp.
4.250% 2/01/29	209,000	204,577
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	18,294
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	84,893
		349,916
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	27,000	16,774
3.000% 6/20/27	177,000	171,651
Hewlett Packard Enterprise Co.
5.000% 10/15/34	70,000	67,282
5.600% 10/15/54	54,000	50,830
		306,537
Diversified Financial Services — 0.1%
Mastercard, Inc.
4.350% 1/15/32	103,000	99,542
Electric — 0.2%
MidAmerican Energy Co.
5.300% 2/01/55	20,000	18,893
Nevada Power Co.
6.650% 4/01/36	20,000	21,449
Xcel Energy, Inc.
6.500% 7/01/36	99,000	105,888
		146,230
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	27,311

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.4%
Campbell's Co.
5.250% 10/13/54	$12,000	$10,841
Conagra Brands, Inc.
4.850% 11/01/28	170,000	169,117
General Mills, Inc.
3.000% 2/01/51	112,000	70,864
Ingredion, Inc.
3.200% 10/01/26	25,000	24,303
Kroger Co.
5.000% 9/15/34	43,000	41,646
5.500% 9/15/54	26,000	24,489
Mars, Inc.
3.950% 4/01/49 (b)	67,000	51,397
		392,657
Gas — 0.0%
Atmos Energy Corp.
5.000% 12/15/54	13,000	11,709
Health Care - Services — 0.4%
Cigna Group
4.800% 7/15/46	27,000	23,070
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	77,814
3.002% 6/01/51	80,000	51,970
Mayo Clinic
3.196% 11/15/61	106,000	68,324
Providence St. Joseph Health Obligated Group
2.700% 10/01/51	93,000	53,613
Quest Diagnostics, Inc.
6.400% 11/30/33	47,000	50,326
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	21,420
5.050% 4/15/53	20,000	18,010
5.875% 2/15/53	25,000	25,067
		389,614
Insurance — 0.7%
Arch Capital Finance LLC
5.031% 12/15/46	27,000	24,187
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	34,914
Arthur J Gallagher & Co.
4.850% 12/15/29	17,000	16,922
5.550% 2/15/55	18,000	17,282
Athene Holding Ltd.
3.950% 5/25/51	16,000	11,495
6.250% 4/01/54	37,000	37,064
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	44,208
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	35,728
Jackson Financial, Inc.
5.170% 6/08/27	78,000	78,336
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	15,448

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.700% 9/15/53	$42,000	$42,093
New York Life Global Funding
4.550% 1/28/33 (b)	47,000	44,927
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	16,747
Pacific Life Global Funding II
5.500% 8/28/26 (b)	64,000	64,870
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50	18,000	16,013
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	98,269
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	44,233
3.900% 5/15/29	54,000	51,566
USF&G Capital I
8.500% 12/15/45 (b)	35,000	36,877
		731,179
Internet — 0.0%
Alphabet, Inc.
2.250% 8/15/60	32,000	17,333
Uber Technologies, Inc.
4.800% 9/15/34	22,000	21,055
		38,388
Investment Companies — 0.2%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	151,649
Machinery - Diversified — 0.0%
AGCO Corp.
5.450% 3/21/27	18,000	18,171
5.800% 3/21/34	23,000	23,117
		41,288
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% 4/01/61	46,000	27,719
6.484% 10/23/45	32,000	30,237
Comcast Corp.
2.937% 11/01/56	43,000	25,045
3.400% 7/15/46	41,000	28,790
3.969% 11/01/47	23,000	17,429
Discovery Communications LLC
3.950% 3/20/28	56,000	53,020
Time Warner Cable LLC
6.750% 6/15/39	27,000	26,462
		208,702
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	60,093
BP Capital Markets PLC 5 yr. CMT + 4.036%
4.375% VRN (c)	12,000	11,889
Occidental Petroleum Corp.
5.200% 8/01/29	18,000	17,859

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.550% 10/01/34	$12,000	$11,672
		101,513
Packaging & Containers — 0.1%
Berry Global, Inc.
1.570% 1/15/26	48,000	46,322
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	46,674
WRKCo, Inc.
3.000% 6/15/33	27,000	22,663
		115,659
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.700% 5/14/45	67,000	59,117
5.050% 3/15/34	68,000	67,183
5.400% 3/15/54	45,000	43,315
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	22,294
6.250% 11/15/53	14,000	14,831
CVS Health Corp.
5.875% 6/01/53	17,000	15,595
6.125% 9/15/39	8,000	7,814
Eli Lilly & Co.
4.950% 2/27/63	33,000	29,605
Pfizer Investment Enterprises Pte. Ltd.
4.450% 5/19/28	93,000	92,183
4.750% 5/19/33	61,000	59,273
		411,210
Pipelines — 0.9%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	41,000	40,062
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	27,000	25,787
Kinder Morgan, Inc.
3.250% 8/01/50	50,000	31,665
MPLX LP
1.750% 3/01/26	365,000	352,400
4.500% 4/15/38	27,000	23,532
5.650% 3/01/53	7,000	6,523
ONEOK, Inc.
6.350% 1/15/31	200,000	210,261
6.625% 9/01/53	46,000	48,365
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	96,867
Western Midstream Operating LP
5.450% 11/15/34	36,000	34,773
Williams Cos., Inc.
3.500% 10/15/51	45,000	30,660
5.800% 11/15/54	11,000	10,765
		911,660
Private Equity — 0.1%
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	96,312

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	$121,000	$102,986
Real Estate Investment Trusts (REITS) — 1.1%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	64,214
5.150% 4/15/53	20,000	17,814
American Tower Corp.
1.600% 4/15/26	96,000	92,192
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	21,930
Crown Castle, Inc.
2.500% 7/15/31	88,000	74,111
3.700% 6/15/26	243,000	239,032
5.200% 2/15/49	11,000	9,818
Extra Space Storage LP
2.350% 3/15/32	65,000	53,102
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	76,074
Kimco Realty OP LLC
2.250% 12/01/31	58,000	48,127
Kite Realty Group LP
4.000% 10/01/26	110,000	108,301
4.950% 12/15/31	26,000	25,296
Mid-America Apartments LP
5.300% 2/15/32	68,000	68,281
NNN REIT, Inc.
5.600% 10/15/33	40,000	40,339
Prologis LP
4.875% 6/15/28	75,000	75,183
Public Storage Operating Co.
5.350% 8/01/53	14,000	13,308
Realty Income Corp.
4.850% 3/15/30	30,000	29,811
Regency Centers LP
5.250% 1/15/34	25,000	24,637
		1,081,570
Retail — 0.3%
Home Depot, Inc.
2.375% 3/15/51	48,000	27,159
McDonald's Corp.
3.300% 7/01/25	100,000	99,286
5.450% 8/14/53	51,000	48,860
Starbucks Corp.
4.450% 8/15/49	86,000	70,443
Walmart, Inc.
4.500% 4/15/53	67,000	58,296
		304,044
Semiconductors — 0.2%
Micron Technology, Inc.
4.185% 2/15/27	200,000	197,169

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.300% 1/15/31	$33,000	$32,967
		230,136
Software — 0.4%
Fiserv, Inc.
5.450% 3/15/34	86,000	86,052
Intuit, Inc.
5.500% 9/15/53	48,000	47,001
Microsoft Corp.
2.921% 3/17/52	80,000	52,851
Oracle Corp.
3.600% 4/01/40	197,000	154,025
5.550% 2/06/53	15,000	14,172
6.900% 11/09/52	53,000	59,345
		413,446
Telecommunications — 0.4%
Cisco Systems, Inc.
5.050% 2/26/34	36,000	35,870
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	78,335
5.500% 1/15/55	36,000	33,879
6.000% 6/15/54	16,000	16,217
Verizon Communications, Inc.
3.700% 3/22/61	47,000	31,869
3.875% 2/08/29	180,000	173,612
		369,782
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	15,845

TOTAL CORPORATE DEBT (Cost $12,201,564)		10,983,520

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Automobile Asset-Backed Securities — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	141,370
Enterprise Fleet Financing LLC
Series 2021-3, Class A3, 1.220% 8/20/27 (b)	234,000	229,341
Series 2024-4, Class A3, 4.560% 11/20/28 (b)	50,000	49,801
Fifth Third Auto Trust, Series 2023-1, Class A3
5.530% 8/15/28	131,000	132,483
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class A1
4.680% 11/15/28 (b)	100,000	100,102
Hyundai Auto Receivables Trust
Series 2021-C, Class A4, 1.030% 12/15/27	140,000	137,287
Series 2024-C, Class A3, 4.410% 5/15/29	62,000	61,814
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	68,152
		920,350
Commercial Mortgage-Backed Securities — 0.9%
Bank

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	$29,000	$25,765
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	28,987
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	22,801
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	48,907
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	220,389	214,740
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.814% 5.212% FRN 9/15/36 (b)	115,000	114,784
Series 2021-VOLT, Class C, 1 mo. USD Term SOFR + 1.214% 5.612% FRN 9/15/36 (b)	100,000	99,438
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	126,209
Life Mortgage Trust
Series 2021-BMR, Class A, 1 mo. USD Term SOFR + 0.814% 5.212% FRN 3/15/38 (b)	79,313	78,322
Series 2021-BMR, Class B, 1 mo. USD Term SOFR + 0.994% 5.392% FRN 3/15/38 (b)	79,313	78,273
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	19,018
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	28,153
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,254
		894,651
Other Asset-Backed Securities — 0.5%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	122,610
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	142,150	140,877
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	100,808	94,397
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	90,508	82,302
		440,186
Whole Loan Collateral Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	180,792	158,316
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	203,980	186,228
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	116,120	93,087
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	95,231	79,617
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	184,527	182,274
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	192,851	167,981
JP Morgan Mortgage Trust, Series 2022-8, Class A4A,
4.000% VRN 1/25/53 (b) (d)	127,988	119,937
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	186,664	163,199
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	202,371	171,316

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	$221,631	$192,954
		1,514,909

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,089,296)		3,770,096

U.S. Government Agency Obligations and Instrumentalities (e) — 10.7%
Pass-Through Securities — 10.7%
Federal Home Loan Mortgage Corp.
Pool #SD8212 2.500% 5/01/52	687,985	560,818
Pool #SD8174 3.000% 10/01/51	355,350	302,952
Pool #SD8242 3.000% 9/01/52	412,589	350,333
Pool #RA7484 4.000% 6/01/52	400,648	366,756
Pool #SD1351 4.500% 7/01/52	339,147	320,350
Pool #SD1628 5.000% 9/01/52	355,718	344,180
Pool #SD3386 5.500% 7/01/53	279,663	276,518
Pool #SD5060 5.500% 3/01/54	273,729	271,505
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	448,034	349,166
Pool #CB1782 2.000% 10/01/51	684,000	534,985
Pool #MA4437 2.000% 10/01/51	451,208	351,640
Pool #MA4562 2.000% 3/01/52	431,043	335,386
Pool #MA4361 2.500% 6/01/36	234,933	213,931
Pool #CB2074 2.500% 11/01/51	344,670	282,685
Pool #FS2635 2.500% 5/01/52	413,951	340,412
Pool #BO7245 3.000% 1/01/50	249,204	214,171
Pool #FS2600 3.000% 5/01/52	428,751	367,272
Pool #BU8819 3.500% 5/01/52	414,788	368,365
Pool #CB4891 4.500% 10/01/52	93,327	87,950
Pool #CB4404 5.000% 8/01/52	339,381	328,372
Pool #CB7100 5.000% 9/01/53	191,192	184,812
Pool #CB7859 5.500% 1/01/54	559,944	553,295
Government National Mortgage Association II, TBA
5.500% 1/20/55 (f)	400,000	396,420
6.000% 1/20/55 (f)	375,000	377,314
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/40 (f)	1,500,000	1,324,687
3.000% 1/01/55 (f)	200,000	169,656
3.500% 1/01/55 (f)	500,000	441,797
6.000% 1/01/55 (f)	750,000	753,340
		10,769,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,492,527)		10,769,068

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds & Notes — 10.4%
U.S. Treasury Bonds
2.250% 8/15/49	839,900	520,401
4.250% 8/15/54	772,600	706,875
4.625% 11/15/44	1,119,200	1,085,835
4.750% 11/15/43	100,000	98,798
U.S. Treasury Notes
2.750% 4/30/27	963,000	931,141
2.875% 4/30/29	622,000	585,467

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 2/15/33	$285,000	$265,271
4.000% 12/15/27	1,193,400	1,184,354
4.250% 12/31/26	329,600	329,652
4.250% 2/28/31	127,000	125,590
4.250% 11/15/34	1,493,100	1,455,073
4.375% 12/31/29	770,500	770,255
4.500% 12/31/31	750,600	751,405
4.500% 11/15/33	431,000	429,306
4.625% 9/30/30	1,175,000	1,186,272
		10,425,695

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,994,505)		10,425,695

TOTAL BONDS & NOTES (Cost $38,777,892)		35,948,379

TOTAL LONG-TERM INVESTMENTS (Cost $90,727,198)		100,462,318

SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	2,864,202	2,864,202
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
4.845% 1/30/25 (h) (i)	37,000	36,878

TOTAL SHORT-TERM INVESTMENTS (Cost $2,901,062)		2,901,080

TOTAL INVESTMENTS — 103.2% (Cost $93,628,260) (j)		103,363,398

Other Assets/(Liabilities) — (3.2)%		(3,249,955)

NET ASSETS — 100.0%		$100,113,443

Abbreviation Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note^
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $3,728,384 or 3.72% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Maturity value of $2,864,639. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,921,573.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	The rate shown represents yield-to-maturity.
(j)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/25	6	$1,236,332	$(2,676)
U.S. Treasury Note 5 Year	3/31/25	5	534,267	(2,744)
				$(5,420)
Short
U.S. Treasury Note 10 Year	3/20/25	3	$(329,408)	$3,158
U.S. Treasury Ultra 10 Year	3/20/25	9	(1,014,731)	12,918
				$16,076

MassMutual Disciplined Value Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Communication Services — 4.9%
Comcast Corp. Class A	13,955	$523,731
Fox Corp. Class A	4,655	226,140
IAC, Inc. (a)	705	30,414
Omnicom Group, Inc.	2,286	196,688
Paramount Global Class B	12,981	135,781
Roku, Inc. (a)	443	32,933
Walt Disney Co.	3,966	441,614
Warner Bros Discovery, Inc. (a)	3,190	33,718
		1,621,019
Consumer Discretionary — 5.2%
Aptiv PLC (a)	1,718	103,905
BorgWarner, Inc.	1,717	54,583
Ford Motor Co.	4,257	42,144
General Motors Co.	4,920	262,088
Gentex Corp.	1,131	32,494
Genuine Parts Co.	1,276	148,986
Macy's, Inc.	3,917	66,315
McDonald's Corp.	1,387	402,077
NVR, Inc. (a)	28	229,009
PulteGroup, Inc.	1,244	135,472
SharkNinja, Inc. (a)	405	39,431
TopBuild Corp. (a)	353	109,903
YETI Holdings, Inc. (a)	2,076	79,947
		1,706,354
Consumer Staples — 10.6%
Albertsons Cos., Inc. Class A	10,194	200,210
Altria Group, Inc.	2,039	106,619
BellRing Brands, Inc. (a)	3,660	275,744
Campbell's Co.	2,431	101,810
Church & Dwight Co., Inc.	470	49,214
Colgate-Palmolive Co.	1,086	98,728
Flowers Foods, Inc.	3,141	64,893
General Mills, Inc.	1,006	64,153
Hormel Foods Corp.	1,291	40,499
Kimberly-Clark Corp.	1,384	181,359
Kraft Heinz Co.	8,995	276,237
PepsiCo, Inc.	2,355	358,101
Philip Morris International, Inc.	1,695	203,993
Pilgrim's Pride Corp. (a)	4,283	194,405
Procter & Gamble Co.	2,553	428,011
Walmart, Inc.	9,433	852,272
		3,496,248

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.8%
APA Corp.	3,599	$83,101
Chevron Corp.	349	50,549
Expand Energy Corp.	819	81,531
Exxon Mobil Corp.	6,417	690,277
Halliburton Co.	3,969	107,917
Matador Resources Co.	3,438	193,422
ONEOK, Inc.	569	57,128
Ovintiv, Inc.	7,309	296,014
		1,559,939
Financials — 26.5%
Affiliated Managers Group, Inc.	528	97,638
Aflac, Inc.	755	78,097
American Express Co.	692	205,379
Arthur J Gallagher & Co.	117	33,211
Assurant, Inc.	320	68,230
Bank of America Corp.	6,675	293,366
Bank of New York Mellon Corp.	5,228	401,667
Berkshire Hathaway, Inc. Class B (a)	3,184	1,443,244
Blackrock, Inc.	524	537,158
Block, Inc. (a)	834	70,882
Brighthouse Financial, Inc. (a)	2,442	117,314
Brown & Brown, Inc.	3,430	349,929
Citigroup, Inc.	537	37,799
CME Group, Inc.	1,943	451,223
Coinbase Global, Inc. Class A (a)	108	26,816
East West Bancorp, Inc.	472	45,199
Fidelity National Financial, Inc.	1,907	107,059
Global Payments, Inc.	406	45,496
Globe Life, Inc.	3,172	353,741
Interactive Brokers Group, Inc. Class A	285	50,351
Janus Henderson Group PLC	7,976	339,219
JP Morgan Chase & Co.	4,939	1,183,928
MGIC Investment Corp.	11,352	269,156
Northern Trust Corp.	1,128	115,620
Progressive Corp.	1,490	357,019
S&P Global, Inc.	1,014	505,002
State Street Corp.	2,965	291,015
Synchrony Financial	2,940	191,100
T. Rowe Price Group, Inc.	3,070	347,186
Tradeweb Markets, Inc. Class A	507	66,376
Virtu Financial, Inc. Class A	1,853	66,115
Wells Fargo & Co.	1,083	76,070
Western Union Co.	7,712	81,747
		8,703,352
Health Care — 13.9%
Amgen, Inc.	1,060	276,278
Cardinal Health, Inc.	651	76,994
Elevance Health, Inc.	470	173,383
Exelixis, Inc. (a)	6,920	230,436
Gilead Sciences, Inc.	3,489	322,279
Globus Medical, Inc. Class A (a)	1,323	109,425
GRAIL, Inc. (a) (b)	1,583	28,257
Hologic, Inc. (a)	547	39,433

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Illumina, Inc. (a)	1,311	$175,189
Incyte Corp. (a)	3,883	268,199
Jazz Pharmaceuticals PLC (a)	2,895	356,519
Johnson & Johnson	5,507	796,422
McKesson Corp.	143	81,497
Medtronic PLC	1,709	136,515
Moderna, Inc. (a)	1,076	44,740
Molina Healthcare, Inc. (a)	249	72,471
Organon & Co.	2,283	34,062
Stryker Corp.	1,251	450,423
United Therapeutics Corp. (a)	803	283,331
UnitedHealth Group, Inc.	961	486,132
Universal Health Services, Inc. Class B	648	116,264
		4,558,249
Industrials — 12.1%
Acuity Brands, Inc.	646	188,716
Allison Transmission Holdings, Inc.	1,278	138,101
C.H. Robinson Worldwide, Inc.	868	89,682
Cummins, Inc.	179	62,399
Curtiss-Wright Corp.	927	328,964
Eaton Corp. PLC	1,478	490,504
EMCOR Group, Inc.	756	343,148
Emerson Electric Co.	1,789	221,711
General Dynamics Corp.	1,496	394,181
Honeywell International, Inc.	839	189,522
Howmet Aerospace, Inc.	469	51,295
Hubbell, Inc.	134	56,131
Leidos Holdings, Inc.	2,000	288,120
MSA Safety, Inc.	301	49,897
RTX Corp.	1,971	228,084
Snap-on, Inc.	1,046	355,096
Trane Technologies PLC	521	192,431
TransDigm Group, Inc.	138	174,885
Westinghouse Air Brake Technologies Corp.	642	121,717
		3,964,584
Information Technology — 10.5%
Accenture PLC Class A	625	219,869
Amdocs Ltd.	1,746	148,654
Amphenol Corp. Class A	5,330	370,168
Applied Materials, Inc.	1,441	234,350
Arrow Electronics, Inc. (a)	280	31,674
Cognizant Technology Solutions Corp. Class A	3,325	255,693
Crane NXT Co.	2,371	138,040
Dell Technologies, Inc. Class C	1,884	217,112
F5, Inc. (a)	419	105,366
Hewlett Packard Enterprise Co.	1,772	37,832
HP, Inc.	6,183	201,751
International Business Machines Corp.	1,627	357,663
Micron Technology, Inc.	3,153	265,356
Roper Technologies, Inc.	690	358,696
TD SYNNEX Corp.	1,988	233,153
Western Digital Corp. (a)	3,482	207,632
Zoom Communications, Inc. (a)	657	53,618
		3,436,627

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 4.4%
AptarGroup, Inc.	1,101	$172,967
LyondellBasell Industries NV Class A	834	61,941
Newmont Corp. (NEM US)	6,140	228,531
Packaging Corp. of America	1,562	351,653
PPG Industries, Inc.	2,902	346,644
RPM International, Inc.	1,559	191,851
Steel Dynamics, Inc.	931	106,199
		1,459,786
Real Estate — 5.5%
Agree Realty Corp.	4,678	329,565
Brixmor Property Group, Inc.	7,493	208,605
Kimco Realty Corp.	9,949	233,105
Mid-America Apartment Communities, Inc.	2,332	360,457
Omega Healthcare Investors, Inc.	1,007	38,115
Realty Income Corp.	6,565	350,637
STAG Industrial, Inc.	8,919	301,641
		1,822,125
Utilities — 1.6%
Constellation Energy Corp.	371	82,996
National Fuel Gas Co.	5,712	346,604
NRG Energy, Inc.	962	86,792
		516,392

TOTAL COMMON STOCK (Cost $29,217,863)		32,844,675

TOTAL EQUITIES (Cost $29,217,863)		32,844,675

TOTAL LONG-TERM INVESTMENTS (Cost $29,217,863)		32,844,675

SHORT-TERM INVESTMENTS — 0.1%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	28,598	28,598

TOTAL SHORT-TERM INVESTMENTS (Cost $28,598)		28,598

TOTAL INVESTMENTS — 100.1% (Cost $29,246,461) (d)		32,873,273

Other Assets/(Liabilities) — (0.1)%		(23,979)

NET ASSETS — 100.0%		$32,849,294

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $27,971 or 0.09% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.5%

COMMON STOCK — 100.5%
Communication Services — 14.7%
Alphabet, Inc. Class A	45,970	$8,702,121
Alphabet, Inc. Class C	38,503	7,332,511
Meta Platforms, Inc. Class A	16,773	9,820,759
Netflix, Inc. (a)	2,737	2,439,543
Spotify Technology SA (a)	2,410	1,078,186
		29,373,120
Consumer Discretionary — 14.8%
Amazon.com, Inc. (a)	70,937	15,562,868
AutoZone, Inc. (a)	112	358,624
Deckers Outdoor Corp. (a)	5,944	1,207,167
DoorDash, Inc., Class A (a)	908	152,317
Grand Canyon Education, Inc. (a)	1,199	196,396
Home Depot, Inc.	2,156	838,662
Lululemon Athletica, Inc. (a)	2,572	983,559
SharkNinja, Inc. (a)	7,920	771,091
Tesla, Inc. (a)	16,084	6,495,363
TopBuild Corp. (a)	3,152	981,344
Wingstop, Inc.	4,809	1,366,718
YETI Holdings, Inc. (a)	17,115	659,099
		29,573,208
Consumer Staples — 2.6%
Colgate-Palmolive Co.	15,297	1,390,650
Costco Wholesale Corp.	1,807	1,655,700
elf Beauty, Inc. (a)	1,932	242,562
PepsiCo, Inc.	12,316	1,872,771
Procter & Gamble Co.	38	6,371
		5,168,054
Financials — 9.7%
Arthur J Gallagher & Co.	1,828	518,878
Brown & Brown, Inc.	20,570	2,098,551
Coinbase Global, Inc. Class A (a)	702	174,307
Corpay, Inc. (a)	1,995	675,148
Fiserv, Inc. (a)	4,656	956,435
Marsh & McLennan Cos., Inc.	61	12,957
Mastercard, Inc. Class A	5,084	2,677,082
Moody's Corp.	4,143	1,961,172
Morningstar, Inc.	3,672	1,236,583
Progressive Corp.	10,054	2,409,039
Toast, Inc., Class A (a)	2,146	78,222
Tradeweb Markets, Inc. Class A	7,430	972,735

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	17,308	$5,470,020
		19,241,129
Health Care — 8.0%
Cencora, Inc.	10,039	2,255,563
Chemed Corp.	611	323,708
Doximity, Inc. Class A (a)	1,813	96,796
Eli Lilly & Co.	5,541	4,277,652
Exelixis, Inc. (a)	9,695	322,844
Incyte Corp. (a)	8,318	574,524
Inspire Medical Systems, Inc. (a)	552	102,330
Merck & Co., Inc.	37,559	3,736,369
Molina Healthcare, Inc. (a)	2,580	750,909
Neurocrine Biosciences, Inc. (a)	4,835	659,977
Regeneron Pharmaceuticals, Inc. (a)	999	711,618
ResMed, Inc.	270	61,746
Sarepta Therapeutics, Inc. (a)	4,700	571,473
Stryker Corp.	2,038	733,782
Vertex Pharmaceuticals, Inc. (a)	1,979	796,943
		15,976,234
Industrials — 2.7%
Booz Allen Hamilton Holding Corp.	2,983	383,912
Comfort Systems USA, Inc.	4,714	1,999,019
EMCOR Group, Inc.	4,441	2,015,770
Paychex, Inc.	2,919	409,302
Paycom Software, Inc.	356	72,969
Vertiv Holdings Co. Class A	4,391	498,862
		5,379,834
Information Technology — 47.9%
Adobe, Inc. (a)	3,439	1,529,254
Advanced Micro Devices, Inc. (a)	3,808	459,968
Amphenol Corp. Class A	28,095	1,951,198
Appfolio, Inc. Class A (a)	2,568	633,577
Apple, Inc.	97,002	24,291,241
Applied Materials, Inc.	2,569	417,796
AppLovin Corp. Class A (a)	2,369	767,153
Arista Networks, Inc. (a)	12,445	1,375,546
Astera Labs, Inc. (a)	178	23,576
Broadcom, Inc.	36,122	8,374,524
Cadence Design Systems, Inc. (a)	862	258,997
Dell Technologies, Inc. Class C	2,428	279,803
DoubleVerify Holdings, Inc. (a)	12,817	246,215
Dynatrace, Inc. (a)	16,871	916,939
Fortinet, Inc. (a)	12,906	1,219,359
GoDaddy, Inc. Class A (a)	4,498	887,770
Intuit, Inc.	2,378	1,494,573
KLA Corp.	3,816	2,404,538
Manhattan Associates, Inc. (a)	2,974	803,694
Microsoft Corp.	50,595	21,325,792
NVIDIA Corp.	170,772	22,932,972
Oracle Corp.	4,622	770,210
Palantir Technologies, Inc. Class A (a)	7,847	593,469
Salesforce, Inc.	2,420	809,079

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	1,493	$724,642
		95,491,885
Materials — 0.1%
Ecolab, Inc.	934	218,855

TOTAL COMMON STOCK (Cost $144,738,979)		200,422,319

TOTAL EQUITIES (Cost $144,738,979)		200,422,319

TOTAL LONG-TERM INVESTMENTS (Cost $144,738,979)		200,422,319

SHORT-TERM INVESTMENTS — 0.5%

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (b)	$1,073,616	1,073,616

TOTAL SHORT-TERM INVESTMENTS (Cost $1,073,616)		1,073,616

TOTAL INVESTMENTS — 101.0% (Cost $145,812,595) (c)		201,495,935

Other Assets/(Liabilities) — (1.0)%		(2,021,262)

NET ASSETS — 100.0%		$199,474,673

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,073,780. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $1,095,094.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Consumer Discretionary — 9.5%
AutoNation, Inc. (a)	45,016	$7,645,517
Dorman Products, Inc. (a)	48,047	6,224,489
Dutch Bros, Inc. Class A (a)	60,004	3,143,010
KB Home	100,066	6,576,337
Steven Madden Ltd.	110,303	4,690,084
Stride, Inc. (a) (b)	46,679	4,851,348
Texas Roadhouse, Inc.	18,804	3,392,806
Visteon Corp. (a)	51,876	4,602,439
		41,126,030
Consumer Staples — 1.3%
BellRing Brands, Inc. (a)	76,286	5,747,387
Energy — 4.8%
Civitas Resources, Inc.	120,558	5,529,995
CNX Resources Corp. (a) (b)	115,615	4,239,602
Helmerich & Payne, Inc. (b)	167,313	5,357,362
Northern Oil & Gas, Inc.	158,598	5,893,502
		21,020,461
Financials — 16.9%
Bank of NT Butterfield & Son Ltd.	71,038	2,596,439
Berkshire Hills Bancorp, Inc.	93,433	2,656,300
BGC Group, Inc. Class A	213,510	1,934,401
Cathay General Bancorp (b)	121,691	5,793,708
Columbia Banking System, Inc.	188,594	5,093,924
Definity Financial Corp. (b)	129,699	5,273,858
DigitalBridge Group, Inc.	297,521	3,356,037
Federated Hermes, Inc.	119,206	4,900,559
Marqeta, Inc. Class A (a)	471,360	1,786,454
OceanFirst Financial Corp.	142,109	2,572,173
Pacific Premier Bancorp, Inc.	180,944	4,509,124
PennyMac Financial Services, Inc.	67,347	6,878,823
Skyward Specialty Insurance Group, Inc. (a)	49,502	2,501,831
Stifel Financial Corp.	37,866	4,016,825
United Community Banks, Inc.	101,398	3,276,169
Webster Financial Corp.	87,120	4,810,766
Wintrust Financial Corp.	63,294	7,893,395
WSFS Financial Corp. (b)	63,721	3,385,497
		73,236,283
Health Care — 15.1%
Addus HomeCare Corp. (a)	24,147	3,026,826
ADMA Biologics, Inc. (a)	410,289	7,036,456
Ascendis Pharma AS ADR (a)	32,643	4,493,962

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BioLife Solutions, Inc. (a) (b)	131,265	$3,407,639
Bridgebio Pharma, Inc. (a)	79,152	2,171,931
BrightSpring Health Services, Inc. (a) (b)	147,506	2,512,027
Collegium Pharmaceutical, Inc. (a)	88,364	2,531,629
Encompass Health Corp.	36,655	3,385,089
Guardant Health, Inc. (a)	123,284	3,766,326
Immunovant, Inc. (a) (b)	45,218	1,120,050
Inspire Medical Systems, Inc. (a) (b)	21,591	4,002,540
Integer Holdings Corp. (a)	35,612	4,719,302
Intra-Cellular Therapies, Inc. (a)	70,282	5,869,953
Merus NV (a)	26,020	1,094,141
Repligen Corp. (a)	25,185	3,625,129
Structure Therapeutics, Inc. ADR (a) (b)	36,364	986,192
Surgery Partners, Inc. (a)	131,854	2,791,349
TransMedics Group, Inc. (a) (b)	23,515	1,466,160
Twist Bioscience Corp. (a)	115,381	5,361,755
Ultragenyx Pharmaceutical, Inc. (a)	50,194	2,111,662
		65,480,118
Industrials — 22.0%
AAR Corp. (a)	66,167	4,054,714
ABM Industries, Inc.	95,982	4,912,359
Air Lease Corp. (b)	84,473	4,072,443
Allison Transmission Holdings, Inc.	62,522	6,756,127
Atkore, Inc.	47,189	3,937,922
Atmus Filtration Technologies, Inc.	100,904	3,953,419
CACI International, Inc. Class A (a)	8,200	3,313,292
Casella Waste Systems, Inc. Class A (a)	62,329	6,595,031
Enpro, Inc.	36,199	6,242,518
Esab Corp.	59,727	7,163,656
Federal Signal Corp.	35,966	3,322,899
Gates Industrial Corp. PLC (a)	207,591	4,270,147
Hayward Holdings, Inc. (a)	211,994	3,241,388
Hub Group, Inc. Class A	139,480	6,215,229
Korn Ferry	95,131	6,416,586
Paycor HCM, Inc. (a)	265,288	4,926,398
Regal Rexnord Corp.	18,221	2,826,624
Upwork, Inc. (a)	161,786	2,645,201
WillScot Holdings Corp. (a)	97,571	3,263,750
Zurn Elkay Water Solutions Corp.	205,776	7,675,445
		95,805,148
Information Technology — 14.7%
Allegro MicroSystems, Inc. (a) (b)	186,041	4,066,856
ASGN, Inc. (a)	54,327	4,527,612
Belden, Inc.	57,499	6,474,962
Gitlab, Inc. Class A (a)	78,944	4,448,494
Informatica, Inc. Class A (a)	136,347	3,535,478
Itron, Inc. (a)	64,106	6,960,630
Lattice Semiconductor Corp. (a)	66,261	3,753,686
MACOM Technology Solutions Holdings, Inc. (a)	53,246	6,917,188
MARA Holdings, Inc. (a) (b)	183,673	3,080,196
MKS Instruments, Inc.	41,348	4,316,318
Progress Software Corp.	58,669	3,822,285
ServiceTitan, Inc. Class A (a)	6,535	672,256
Silicon Laboratories, Inc. (a) (b)	35,296	4,384,469
Unity Software, Inc. (a) (b)	195,762	4,398,772

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vishay Intertechnology, Inc.	136,083	$2,305,246
		63,664,448
Materials — 6.2%
ATI, Inc. (a)	113,388	6,240,875
Century Aluminum Co. (a)	86,482	1,575,702
Commercial Metals Co.	77,783	3,858,037
Kaiser Aluminum Corp.	27,878	1,958,987
Silgan Holdings, Inc.	103,833	5,404,508
Summit Materials, Inc. Class A (a)	152,036	7,693,022
		26,731,131
Real Estate — 6.3%
DiamondRock Hospitality Co.	741,133	6,692,431
Essential Properties Realty Trust, Inc.	98,236	3,072,822
Four Corners Property Trust, Inc.	242,971	6,594,233
Outfront Media, Inc.	319,164	5,661,969
Terreno Realty Corp. (b)	93,686	5,540,590
		27,562,045
Utilities — 2.0%
Chesapeake Utilities Corp.	37,047	4,495,653
Portland General Electric Co.	100,654	4,390,528
		8,886,181

TOTAL COMMON STOCK (Cost $360,245,459)		429,259,232

TOTAL EQUITIES (Cost $360,245,459)		429,259,232

TOTAL LONG-TERM INVESTMENTS (Cost $360,245,459)		429,259,232

SHORT-TERM INVESTMENTS — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (c)	713,876	713,876

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$6,339,293	6,339,293

TOTAL SHORT-TERM INVESTMENTS (Cost $7,053,169)		7,053,169

TOTAL INVESTMENTS — 100.4% (Cost $367,298,628) (e)		436,312,401

Other Assets/(Liabilities) — (0.4)%		(1,748,138)

NET ASSETS — 100.0%		$434,564,263

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $52,097,088 or 11.99% of net assets. The Fund received $52,722,173 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(d)	Maturity value of $6,340,261. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $6,466,174.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Canada — 0.5%
Canadian Pacific Kansas City Ltd.	11,651	$843,183
China — 3.1%
JD.com, Inc. ADR	123,281	4,274,152
Tencent Holdings Ltd.	22,000	1,175,708
		5,449,860
Denmark — 1.5%
Novo Nordisk AS Class B	30,808	2,651,559
France — 6.4%
Airbus SE	30,338	4,835,319
Dassault Systemes SE	16,866	582,959
EssilorLuxottica SA	6,658	1,617,887
LVMH Moet Hennessy Louis Vuitton SE	6,163	4,029,919
		11,066,084
Germany — 4.6%
Allianz SE Registered	3,449	1,056,923
SAP SE	28,238	6,910,773
		7,967,696
India — 6.7%
DLF Ltd.	827,532	7,941,102
HDFC Bank Ltd.	41,050	848,703
ICICI Bank Ltd. Sponsored ADR	95,456	2,850,316
		11,640,121
Israel — 1.0%
Nice Ltd. Sponsored ADR (a) (b)	9,899	1,681,246
Italy — 1.3%
Brunello Cucinelli SpA	14,807	1,624,811
Ferrari NV	769	329,933
Moncler SpA	5,999	318,633
		2,273,377
Japan — 4.2%
Capcom Co. Ltd.	39,500	861,048
Hoya Corp.	6,600	820,116
Keyence Corp.	8,500	3,458,672

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TDK Corp.	173,700	$2,235,701
		7,375,537
Netherlands — 1.6%
Adyen NV (b) (c)	803	1,184,654
ASML Holding NV	909	639,283
BE Semiconductor Industries NV	4,222	570,995
Universal Music Group NV	15,922	406,320
		2,801,252
Spain — 1.3%
Amadeus IT Group SA	32,690	2,299,652
Sweden — 4.3%
Assa Abloy AB Class B	112,274	3,300,686
Atlas Copco AB Class A	268,189	4,102,480
		7,403,166
Switzerland — 0.9%
Lonza Group AG Registered	2,490	1,467,409
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3,628	716,494
United States — 62.2%
Adobe, Inc. (b)	6,302	2,802,373
Alphabet, Inc. Class A	109,032	20,639,758
Amazon.com, Inc. (b)	13,881	3,045,353
Analog Devices, Inc.	32,184	6,837,813
Boston Scientific Corp. (b)	13,604	1,215,109
Broadcom, Inc.	12,466	2,890,117
Danaher Corp.	3,341	766,927
Ecolab, Inc.	3,212	752,636
Eli Lilly & Co.	6,132	4,733,904
Equifax, Inc.	11,022	2,808,957
IDEXX Laboratories, Inc. (b)	1,363	563,519
Intuit, Inc.	7,903	4,967,035
Intuitive Surgical, Inc. (b)	4,972	2,595,185
IQVIA Holdings, Inc. (b)	7,613	1,496,031
Lam Research Corp.	11,765	849,786
Linde PLC (LIN US)	1,212	507,428
Marriott International, Inc. Class A	6,441	1,796,653
Marvell Technology, Inc.	56,448	6,234,682
Meta Platforms, Inc. Class A	26,126	15,297,034
Microsoft Corp.	10,055	4,238,182
Netflix, Inc. (b)	1,623	1,446,612
NVIDIA Corp.	48,257	6,480,433
Phathom Pharmaceuticals, Inc. (a) (b)	37,593	305,255
QUALCOMM, Inc.	2,063	316,918
S&P Global, Inc.	14,835	7,388,275
Synopsys, Inc. (b)	1,431	694,550
Thermo Fisher Scientific, Inc.	1,221	635,201
TJX Cos., Inc.	4,050	489,280
Visa, Inc. Class A	15,985	5,051,899

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoetis, Inc.	1,813	$295,392
		108,142,297

TOTAL COMMON STOCK (Cost $97,075,042)		173,778,933

TOTAL EQUITIES (Cost $97,075,042)		173,778,933

TOTAL LONG-TERM INVESTMENTS (Cost $97,075,042)		173,778,933

SHORT-TERM INVESTMENTS — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (d)	893,299	893,299

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (e)	$548,049	548,049

TOTAL SHORT-TERM INVESTMENTS (Cost $1,441,348)		1,441,348

TOTAL INVESTMENTS — 100.8% (Cost $98,516,390) (f)		175,220,281

Other Assets/(Liabilities) — (0.8)%		(1,399,884)

NET ASSETS — 100.0%		$173,820,397

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,956,427 or 1.13% of net assets. The Fund received $1,102,328 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $1,184,654 or 0.68% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(e)	Maturity value of $548,132. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $559,139.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.9%
Australia — 1.1%
BHP Group Ltd.	2,000	$48,811
Glencore PLC	55,700	244,906
Macquarie Group Ltd.	2,100	288,339
Santos Ltd.	54,900	228,157
Sonic Healthcare Ltd.	11,600	193,555
Whitehaven Coal Ltd.	31,960	122,344
		1,126,112
Belgium — 0.9%
Anheuser-Busch InBev SA	7,400	370,267
Groupe Bruxelles Lambert NV	1,500	102,541
KBC Group NV	3,500	269,451
Liberty Global Ltd. Class C (a) (b)	9,200	120,888
		863,147
Brazil — 0.1%
Pluxee NV	5,134	98,839
Canada — 5.3%
Canadian National Railway Co.	23,553	2,391,757
CCL Industries, Inc. Class B	1,300	66,879
Intact Financial Corp.	15,364	2,797,468
		5,256,104
China — 0.3%
Prosus NV (PRX NA)	6,200	245,880
Denmark — 0.1%
Novo Nordisk AS Class B	900	77,461
Finland — 1.8%
Kone OYJ Class B	37,567	1,826,858
France — 8.9%
Accor SA	7,226	349,949
Amundi SA (c)	2,792	184,122
AXA SA	46,890	1,667,185
Capgemini SE	16,377	2,671,520
Cie de Saint-Gobain SA	2,800	246,472
LVMH Moet Hennessy Louis Vuitton SE	1,169	764,396
Rexel SA	3,300	83,304
Societe Generale SA	12,300	344,387
Sodexo SA	2,334	192,309
Teleperformance SE	1,400	120,077
TotalEnergies SE	6,100	338,970

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veolia Environnement SA	14,492	$405,556
Vinci SA	13,983	1,435,080
		8,803,327
Germany — 8.0%
Allianz SE Registered	760	232,897
BASF SE	3,000	131,920
CTS Eventim AG & Co. KGaA	600	50,725
Deutsche Boerse AG	1,136	261,765
Deutsche Post AG	6,800	239,381
Heidelberg Materials AG	2,900	358,276
Infineon Technologies AG	8,800	285,833
K&S AG Registered	4,811	51,958
Merck KGaA	18,158	2,631,000
SAP SE	2,200	538,413
Siemens AG Registered	1,960	382,753
Symrise AG	24,071	2,559,223
Zalando SE (b) (c)	6,999	234,750
		7,958,894
Hong Kong — 2.8%
AIA Group Ltd.	264,361	1,912,369
CK Asset Holdings Ltd.	48,000	197,161
Prudential PLC	80,291	640,111
		2,749,641
Ireland — 0.7%
AerCap Holdings NV (a)	3,881	371,412
AIB Group PLC	48,900	269,874
		641,286
Israel — 0.3%
Check Point Software Technologies Ltd. (b)	1,590	296,853
Italy — 0.2%
Prysmian SpA	1,100	70,571
Ryanair Holdings PLC Sponsored ADR (a)	2,750	119,872
		190,443
Japan — 16.7%
Astellas Pharma, Inc.	103,870	1,007,707
Canon, Inc. (a)	6,600	214,212
Chugai Pharmaceutical Co. Ltd.	49,931	2,196,737
FANUC Corp.	7,200	188,086
Fujitsu Ltd.	25,200	442,635
Hitachi Ltd.	23,000	565,308
Hoya Corp.	17,477	2,171,691
Kao Corp. (a)	50,136	2,026,430
KDDI Corp.	49,124	1,565,763
Keyence Corp.	5,506	2,240,406
Kyocera Corp.	19,100	189,328
Nintendo Co. Ltd.	3,400	198,046
Olympus Corp.	18,500	275,549
ORIX Corp.	18,200	389,093
Rakuten Group, Inc. (b)	42,600	229,513

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Renesas Electronics Corp.	16,900	$214,847
SBI Holdings, Inc.	13,800	344,778
Seven & i Holdings Co. Ltd.	30,700	481,248
Sony Group Corp.	31,500	665,464
Square Enix Holdings Co. Ltd.	2,300	89,354
Sumitomo Mitsui Financial Group, Inc.	24,300	585,170
Toyota Industries Corp.	4,300	345,964
		16,627,329
Luxembourg — 0.4%
ArcelorMittal SA	8,200	189,862
Eurofins Scientific SE	4,600	234,647
		424,509
Netherlands — 4.1%
ASML Holding NV	1,940	1,364,368
EXOR NV	800	73,069
Heineken Holding NV	3,400	203,279
Heineken NV	30,488	2,164,784
ING Groep NV	12,500	195,459
Koninklijke Philips NV (b)	2,836	71,965
		4,072,924
Norway — 0.5%
Aker BP ASA	10,113	198,695
DNB Bank ASA	15,600	311,020
		509,715
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	6,900	249,011
Singapore — 0.4%
DBS Group Holdings Ltd.	13,610	435,332
Spain — 3.6%
Iberdrola SA	132,317	1,821,999
Industria de Diseno Textil SA	34,766	1,779,898
		3,601,897
Sweden — 2.7%
Assa Abloy AB Class B	65,434	1,923,661
Boliden AB	5,000	140,002
Essity AB Class B	11,500	307,469
Husqvarna AB Class B	4,700	24,525
Skandinaviska Enskilda Banken AB Class A	18,459	252,935
Volvo AB Class B	2,700	65,514
		2,714,106
Switzerland — 6.7%
Chocoladefabriken Lindt & Spruengli AG	191	2,116,832
Cie Financiere Richemont SA Registered Class A	1,900	288,807
Julius Baer Group Ltd.	3,200	206,429
Novartis AG Registered	20,484	1,993,549

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sika AG Registered	8,704	$2,068,401
		6,674,018
United Kingdom — 16.5%
Ashtead Group PLC	3,600	222,667
AstraZeneca PLC	14,038	1,827,390
Aviva PLC	30,058	176,384
BAE Systems PLC	103,898	1,490,520
Barratt Redrow PLC	22,000	120,701
Bunzl PLC	2,500	102,921
Burberry Group PLC	3,300	40,208
CK Hutchison Holdings Ltd.	66,500	356,455
Compass Group PLC	64,354	2,139,201
DCC PLC	4,441	285,264
Diageo PLC	70,692	2,246,368
Dowlais Group PLC	33,169	27,849
Inchcape PLC	20,256	194,051
Informa PLC	10,500	104,580
Kingfisher PLC	50,500	156,668
Legal & General Group PLC	92,900	266,143
Lloyds Banking Group PLC	600,700	409,782
Pearson PLC	10,961	175,698
Persimmon PLC	7,900	118,105
Reckitt Benckiser Group PLC	29,858	1,803,676
Smith & Nephew PLC	94,197	1,157,665
Tesco PLC	65,800	302,882
Unilever PLC (ULVR LN)	7,100	402,090
Unilever PLC (UNA NA)	38,922	2,205,750
Wise PLC Class A (b)	3,400	45,305
		16,378,323
United States — 14.5%
BP PLC	70,000	344,936
CNH Industrial NV	20,800	235,664
Experian PLC	52,651	2,252,407
GSK PLC	14,120	236,505
Linde PLC (LIN US)	5,643	2,362,555
Nestle SA Registered	28,367	2,326,082
Roche Holding AG	9,374	2,623,859
Sanofi SA	3,900	377,145
Schneider Electric SE	7,812	1,931,101
Shell PLC	39,167	1,215,875
Smurfit WestRock PLC	5,700	307,002
Tenaris SA	8,800	165,908
		14,379,039

TOTAL COMMON STOCK (Cost $95,705,027)		96,201,048

PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 2.193%	1,669	146,505

MassMutual International Equity Fund — Portfolio of Investments (Continued)

		Value
TOTAL PREFERRED STOCK (Cost $130,842)		$146,505

TOTAL EQUITIES (Cost $95,835,869)		96,347,553

TOTAL LONG-TERM INVESTMENTS (Cost $95,835,869)		96,347,553

SHORT-TERM INVESTMENTS — 2.8%

	Principal Amount
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (d)	$2,787,941	2,787,941

TOTAL SHORT-TERM INVESTMENTS (Cost $2,787,941)		2,787,941

TOTAL INVESTMENTS — 99.8% (Cost $98,623,810) (e)		99,135,494

Other Assets/(Liabilities) — 0.2%		166,879

NET ASSETS — 100.0%		$99,302,373

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $2,736,768 or 2.76% of net assets. The Fund received $2,869,495 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $418,872 or 0.42% of net assets.
(d)	Maturity value of $2,788,367. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,843,948.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.4%
Brazil — 4.1%
B3 SA - Brasil Bolsa Balcao	57,600	$98,789
Banco BTG Pactual SA	138,100	608,395
Localiza Rent a Car SA	137,686	717,438
NU Holdings Ltd. Class A (a)	72,992	756,197
Raia Drogasil SA	138,300	490,513
Vale SA Sponsored ADR	4,747	42,106
WEG SA	128,637	1,175,397
		3,888,835
Chile — 0.9%
Antofagasta PLC	23,287	460,894
Banco de Chile	3,829,288	434,278
		895,172
China — 20.9%
Airtac International Group	21,000	538,386
Alibaba Group Holding Ltd. Sponsored ADR	2,452	207,905
Contemporary Amperex Technology Co. Ltd. Class A	32,660	1,187,677
H World Group Ltd.	11,300	37,531
H World Group Ltd. ADR (b)	143,273	4,732,307
Meituan Class B (a) (c)	160,600	3,115,925
NetEase, Inc. ADR	11,736	1,046,969
New Horizon Health, Ltd. (a) (c) (d) (e)	145,000	65,997
PDD Holdings, Inc. ADR (a)	2,835	274,967
Tencent Holdings Ltd.	132,990	7,107,156
WuXi Biologicals Cayman, Inc. (a) (c)	125,500	283,242
Yum China Holdings, Inc.	3,020	145,473
ZTO Express Cayman, Inc. ADR (b)	45,955	898,420
		19,641,955
Denmark — 0.2%
Novo Nordisk AS Class B	1,676	144,249
France — 1.7%
Pernod Ricard SA	7,282	814,437
TotalEnergies SE	13,429	746,234
		1,560,671
Hong Kong — 1.1%
AIA Group Ltd.	69,400	502,035
Hong Kong Exchanges & Clearing Ltd.	13,600	516,288
		1,018,323

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
India — 17.0%
Adani Ports & Special Economic Zone Ltd.	33,717	$482,439
Bajaj Finance Ltd.	1,861	148,424
Bajaj Finserv Ltd.	4,870	89,171
Cholamandalam Investment & Finance Co. Ltd.	7,940	109,986
Havells India Ltd.	25,537	498,801
HCL Technologies Ltd.	33,521	752,854
HDFC Bank Ltd.	164,398	3,398,903
Infosys Ltd.	26,267	577,191
Kotak Mahindra Bank Ltd.	223,959	4,659,804
Macrotech Developers Ltd. (c)	54,567	880,850
Mahindra & Mahindra Ltd.	10,856	381,293
Maruti Suzuki India Ltd.	1,409	178,533
Oberoi Realty Ltd.	64,812	1,747,964
Tata Consultancy Services Ltd.	43,577	2,084,273
		15,990,486
Indonesia — 1.6%
Bank Central Asia Tbk. PT	2,474,100	1,482,676
Italy — 3.6%
Ermenegildo Zegna NV (b)	34,562	285,482
Moncler SpA	17,498	929,395
PRADA SpA	281,600	2,181,003
		3,395,880
Japan — 2.2%
Chugai Pharmaceutical Co. Ltd.	24,500	1,077,889
Daiichi Sankyo Co. Ltd.	36,500	1,003,286
		2,081,175
Luxembourg — 0.5%
Zabka Group SA (a)	94,355	439,558
Mexico — 7.1%
America Movil SAB de CV ADR	65,369	935,430
Fomento Economico Mexicano SAB de CV	349,926	2,985,724
Grupo Aeroportuario del Sureste SAB de CV Class B	11,860	305,029
Grupo Mexico SAB de CV Series B	510,660	2,431,458
		6,657,641
Netherlands — 1.1%
Argenx SE ADR (a)	1,755	1,079,325
Peru — 1.0%
Credicorp Ltd.	5,275	967,013
Philippines — 2.0%
SM Investments Corp.	102,230	1,585,274
SM Prime Holdings, Inc.	755,000	325,830
		1,911,104
Poland — 0.7%
Allegro.eu SA (a) (c)	96,585	632,979

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Portugal — 2.3%
Galp Energia SGPS SA	129,014	$2,138,791
Republic of Korea — 5.7%
Kakao Corp.	8,190	212,328
NAVER Corp.	2,248	303,494
Samsung Biologics Co. Ltd. (a) (c)	2,581	1,662,483
Samsung Electronics Co. Ltd.	53,581	1,933,663
SK Hynix, Inc.	11,226	1,273,838
		5,385,806
Russia — 0.0%
Novatek PJSC GDR (a) (c) (d) (e)	700	—
Sberbank of Russia PJSC (a) (d) (e)	18,062	—
		—
South Africa — 1.4%
FirstRand Ltd.	338,845	1,363,557
Switzerland — 0.5%
Cie Financiere Richemont SA Registered Class A	3,000	456,011
Taiwan — 17.8%
Delta Electronics, Inc.	8,000	104,164
Global Unichip Corp.	7,000	287,426
Hon Hai Precision Industry Co. Ltd.	83,000	462,286
MediaTek, Inc.	39,000	1,674,539
Quanta Computer, Inc.	17,000	147,596
Taiwan Semiconductor Manufacturing Co. Ltd.	414,000	13,518,554
Voltronic Power Technology Corp.	10,000	565,276
		16,759,841
Turkey — 0.9%
Akbank TAS	177,558	321,311
BIM Birlesik Magazalar AS	20,478	305,094
KOC Holding AS	49,393	247,145
		873,550
United Arab Emirates — 0.3%
Americana Restaurants International PLC - Foreign Co.	433,571	263,071
United Kingdom — 2.2%
AstraZeneca PLC	16,060	2,090,603
United States — 0.6%
Legend Biotech Corp. ADR (a)	17,405	566,359

TOTAL COMMON STOCK (Cost $87,853,642)		91,684,631

PREFERRED STOCK — 0.7%
Brazil — 0.7%
Itau Unibanco Holding SA 7.853%	125,882	625,848

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $744,066)		$625,848

TOTAL EQUITIES (Cost $88,597,708)		92,310,479

TOTAL LONG-TERM INVESTMENTS (Cost $88,597,708)		92,310,479

SHORT-TERM INVESTMENTS — 2.2%

Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (f)	60,095	60,095

	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (g)	$2,010,611	2,010,611

TOTAL SHORT-TERM INVESTMENTS (Cost $2,070,706)		2,070,706

TOTAL INVESTMENTS — 100.3% (Cost $90,668,414) (h)		94,381,185

Other Assets/(Liabilities) — (0.3)%		(303,808)

NET ASSETS — 100.0%		$94,077,377

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $2,084,939 or 2.22% of net assets. The Fund received $2,053,235 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $6,641,476 or 7.06% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $65,997 or 0.07% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(g)	Maturity value of $2,010,918. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 10/15/26, and an aggregate market value, including accrued interest, of $2,051,019.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 13 series, including the following 12 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Short-Duration Bond Fund ("Short-Duration Bond Fund")

MassMutual Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MassMutual Core Bond Fund ("Core Bond Fund")

MassMutual Diversified Bond Fund ("Diversified Bond Fund")

MassMutual High Yield Fund ("High Yield Fund")

MassMutual Balanced Fund ("Balanced Fund")

MassMutual Disciplined Value Fund ("Disciplined Value Fund")

MassMutual Disciplined Growth Fund ("Disciplined Growth Fund")

MassMutual Small Cap Opportunities Fund ("Small Cap Opportunities Fund")

MassMutual Global Fund ("Global Fund")

MassMutual International Equity Fund ("International Equity Fund")

MassMutual Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Notes to Portfolio of Investments (Unaudited) (Continued)

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund characterized all investments at Level 1, as of December 31, 2024. The Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2024, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$66,896,255	$—	$66,896,255
Non-U.S. Government Agency Obligations	—	53,238,762	—	53,238,762
U.S. Government Agency Obligations and Instrumentalities	—	39,039	—	39,039
Short-Term Investments	1,361,125	30,824,550	—	32,185,675
Total Investments	$1,361,125	$150,998,606	$—	$152,359,731

Asset Derivatives
Futures Contracts	$178,253	$—	$—	$178,253

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$127,152,098	$—	$127,152,098
U.S. Government Agency Obligations and Instrumentalities	—	14,162,800	—	14,162,800
U.S. Treasury Obligations	—	47,711,653	—	47,711,653
Short-Term Investments	—	39,668,654	—	39,668,654
Total Investments	$—	$228,695,205	$—	$228,695,205

Asset Derivatives
Futures Contracts	$41,792	$—	$—	$41,792
Swap Agreements	—	68,324	—	68,324
Total	$41,792	$68,324	$—	$110,116

Liability Derivatives
Futures Contracts	$(48,598)	$—	$—	$(48,598)
Swap Agreements	—	(1,624,072)	—	(1,624,072)
Total	$(48,598)	$(1,624,072)	$—	$(1,672,670)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$359,892,180	$—	$359,892,180
Non-U.S. Government Agency Obligations	—	232,862,484	—	232,862,484
Sovereign Debt Obligations	—	1,349,076	—	1,349,076
U.S. Government Agency Obligations and Instrumentalities	—	300,147,673	—	300,147,673
U.S. Treasury Obligations	—	75,175,886	—	75,175,886
Short-Term Investments	6,796,918	140,195,974	—	146,992,892
Total Investments	$6,796,918	$1,109,623,273	$—	$1,116,420,191

Asset Derivatives
Futures Contracts	$48,761	$—	$—	$48,761

Liability Derivatives
Futures Contracts	$(743,539)	$—	$—	$(743,539)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$34,515,194	$—	$34,515,194
Non-U.S. Government Agency Obligations	—	22,759,434	—	22,759,434
Sovereign Debt Obligations	—	132,024	—	132,024
U.S. Government Agency Obligations and Instrumentalities	—	24,451,462	—	24,451,462
U.S. Treasury Obligations	—	31,644,223	—	31,644,223
Purchased Options	—	917	—	917
Warrants	—	—	3,787	3,787
Short-Term Investments	2,488,480	14,715,507	—	17,203,987
Total Investments	$2,488,480	$128,218,761	$3,787	$130,711,028

Asset Derivatives
Forward Contracts	$—	$75,862	$—	$75,862
Futures Contracts	2,834	—	—	2,834
Total	$2,834	$75,862	$—	$78,696

Liability Derivatives
Forward Contracts	$—	$(86,550)	$—	$(86,550)
Futures Contracts	(251,529)	—	—	(251,529)
Written Options	—	(36,334)	—	(36,334)
Total	$(251,529)	$(122,884)	$—	$(374,413)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$—	$—	$113,227	$113,227
Bank Loans	—	37,942,269	—	37,942,269
Corporate Debt	—	329,430,490	—	329,430,490
Short-Term Investments	27,768,538	19,437,691	—	47,206,229
Total Investments	$27,768,538	$386,810,450	$113,227	$414,692,215

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$64,513,939	$—	$—	$64,513,939
Corporate Debt	—	10,983,520	—	10,983,520
Non-U.S. Government Agency Obligations	—	3,770,096	—	3,770,096
U.S. Government Agency Obligations and Instrumentalities	—	10,769,068	—	10,769,068
U.S. Treasury Obligations	—	10,425,695	—	10,425,695
Short-Term Investments	—	2,901,080	—	2,901,080
Total Investments	$64,513,939	$38,849,459	$—	$103,363,398

Asset Derivatives
Futures Contracts	$16,076	$—	$—	$16,076

Liability Derivatives
Futures Contracts	$(5,420)	$—	$—	$(5,420)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$429,259,232	$—	$—	$429,259,232
Short-Term Investments	713,876	6,339,293	—	7,053,169
Total Investments	$429,973,108	$6,339,293	$—	$436,312,401

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Canada	$843,183	$—	$—	$843,183
China	4,274,152	1,175,708	—	5,449,860
Denmark	—	2,651,559	—	2,651,559
France	—	11,066,084	—	11,066,084
Germany	—	7,967,696	—	7,967,696
India	2,850,316	8,789,805	—	11,640,121
Israel	1,681,246	—	—	1,681,246
Italy	—	2,273,377	—	2,273,377
Japan	—	7,375,537	—	7,375,537
Netherlands	—	2,801,252	—	2,801,252
Spain	—	2,299,652	—	2,299,652
Sweden	—	7,403,166	—	7,403,166
Switzerland	—	1,467,409	—	1,467,409
Taiwan	716,494	—	—	716,494
United States	108,142,297	—	—	108,142,297
Short-Term Investments	893,299	548,049	—	1,441,348
Total Investments	$119,400,987	$55,819,294	$—	$175,220,281

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$1,126,112	$—	$1,126,112
Belgium	120,888	742,259	—	863,147
Brazil	—	98,839	—	98,839
Canada	5,256,104	—	—	5,256,104
China	—	245,880	—	245,880
Denmark	—	77,461	—	77,461
Finland	—	1,826,858	—	1,826,858
France	—	8,803,327	—	8,803,327
Germany	—	7,958,894	—	7,958,894
Hong Kong	—	2,749,641	—	2,749,641
Ireland	371,412	269,874	—	641,286
Israel	296,853	—	—	296,853
Italy	119,872	70,571	—	190,443
Japan	—	16,627,329	—	16,627,329
Luxembourg	—	424,509	—	424,509
Netherlands	—	4,072,924	—	4,072,924
Norway	—	509,715	—	509,715
Republic of Korea	—	249,011	—	249,011
Singapore	—	435,332	—	435,332
Spain	—	3,601,897	—	3,601,897
Sweden	—	2,714,106	—	2,714,106
Switzerland	—	6,674,018	—	6,674,018
United Kingdom	—	16,378,323	—	16,378,323
United States	2,905,221	11,473,818	—	14,379,039
Preferred Stock*
Germany	—	146,505	—	146,505
Short-Term Investments	—	2,787,941	—	2,787,941
Total Investments	$9,070,350	$90,065,144	$—	$99,135,494

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Brazil	$798,303	$3,090,532	$—		$3,888,835
Chile	—	895,172	—		895,172
China	7,306,041	12,269,917	65,997		19,641,955
Denmark	—	144,249	—		144,249
France	—	1,560,671	—		1,560,671
Hong Kong	—	1,018,323	—		1,018,323
India	—	15,990,486	—		15,990,486
Indonesia	—	1,482,676	—		1,482,676
Italy	285,482	3,110,398	—		3,395,880
Japan	—	2,081,175	—		2,081,175
Luxembourg	—	439,558	—		439,558
Mexico	6,657,641	—	—		6,657,641
Netherlands	1,079,325	—	—		1,079,325
Peru	967,013	—	—		967,013
Philippines	—	1,911,104	—		1,911,104
Poland	—	632,979	—		632,979
Portugal	—	2,138,791	—		2,138,791
Republic of Korea	—	5,385,806	—		5,385,806
Russia	—	—	—	+	—
South Africa	—	1,363,557	—		1,363,557
Switzerland	—	456,011	—		456,011
Taiwan	—	16,759,841	—		16,759,841
Turkey	—	873,550	—		873,550
United Arab Emirates	—	263,071	—		263,071
United Kingdom	—	2,090,603	—		2,090,603
United States	566,359	—	—		566,359
Preferred Stock*
Brazil	—	625,848	—		625,848
Short-Term Investments	60,095	2,010,611	—		2,070,706
Total Investments	$17,720,259	$76,594,929	$65,997		$94,381,185

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of December 31, 2024.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan, other than those disclosed below and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$156,262,485	$818,415	$(4,721,169)	$(3,902,754)
Inflation-Protected and Income Fund	233,491,849	1,341,535	(6,138,179)	(4,796,644)
Core Bond Fund	1,172,541,711	3,425,060	(59,546,580)	(56,121,520)
Diversified Bond Fund	137,284,789	685,272	(7,259,033)	(6,573,761)
High Yield Fund	418,080,754	6,007,788	(9,396,327)	(3,388,539)
Balanced Fund	93,628,260	14,402,527	(4,667,389)	9,735,138
Disciplined Value Fund	29,246,461	4,566,018	(939,206)	3,626,812
Disciplined Growth Fund	145,812,595	58,416,251	(2,732,911)	55,683,340
Small Cap Opportunities Fund	367,298,628	84,470,228	(15,456,455)	69,013,773
Global Fund	98,516,390	79,446,789	(2,742,898)	76,703,891
International Equity Fund	98,623,810	10,693,771	(10,182,087)	511,684
Strategic Emerging Markets Fund	90,668,414	10,825,291	(7,112,520)	3,712,771

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.

5. Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2024, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds' Portfolios of Investments other than those disclosed below.

Effective January 24, 2025 (the "Termination Date"), the Disciplined Value Fund and Strategic Emerging Markets Fund (collectively the "Liquidated Funds") were dissolved pursuant to Plans of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of the Liquidated Funds received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.